IDS State
Tax-Exempt
Funds

1998 semiannual report

(icon of)shield with U.S. enclosed


Tax-exempt funds from
the following states:
California
Massachusetts
Michigan
Minnesota
New York
Ohio

The goal of each Fund is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation.

Distributed by American Express Financial Advisors Inc.

American Express Financial Advisors

Twice the tax relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to reduce state tax, too, you can invest in municipal bonds in the state you reside. Investments in municipal bonds are one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

Contents

From the Chairman                3
From the Portfolio Manager       3
Fund Facts                       4
The 10 Largest Holdings          6
Financial Statements            12
Notes to Financial Statements   19
Investments in Securities       33
Board Members and Officers      85

To our shareholders

From the Chairman

If you're an experienced investor, you know that the past several months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes more important if there's a major change in your financial situation or in the financial markets.




 William R. Pearce
(picture of) William R. Pearce
 William R. Pearce
 Chairman of the board

From the Portfolio Manager

In a largely positive environment for municipal bonds, the IDS State Tax-Exempt Funds enjoyed a productive six months. For investors in the Funds' Class A shares, the total returns (which include net asset value change and interest income) ranged from 2.86% to 3.21% for the first half of the fiscal year -- July through December 1998. The bulk of the returns came in the form of tax-free income.

The low rate of inflation that has dominated the investment environment in recent years remained in place during the period, providing ongoing reassurance for the bond market. But this time the market got an additional boost from another outbreak of the so-called "Asian flu," the financial malady that first struck Asia in the fall of 1997. This past summer it was Russia and Latin American that were affected.


Seeking a safe haven

The result was a flood of money into the U.S. bond market from investors who were seeking what they believed to be a safe haven for investment. This "flight to quality" drove down long-term interest rates until mid-fall, boosting bond prices along the way. While U.S. Treasury bonds attracted the bulk of the buying and, thus, enjoyed the most price appreciation by a large margin, municipal bonds also benefited from the trend.

As has been the case in recent years, there was a substantial supply of municipal bonds during the six months. But, thanks to healthy demand from investors, the supply was readily absorbed. On the other hand, because of the declining-rate trend, many bonds were "called" by their issuers and replaced by new issues paying lower interest. Ultimately, this resulted in slightly lower Fund yields over the period.

On the whole, I kept the Funds' durations somewhat shorter than average, a strategy that results in less volatility in the Funds' net asset values. This is in keeping with my preference to focus on keeping the yields as high as possible, rather than trying to capture more potential price appreciation.

State updates

Looking at the Funds on an individual basis, all of the states continued to reap the benefits of a strong national economy, including fiscal health and overall upgradings of their bonds' quality. More specifically, in California and Minnesota, municipal bond demand outpaced supply, which was good for bond prices. The supply/demand situation was more balanced in Ohio, Michigan, Massachusetts and New York, so prices were largely unaffected.

As the second half of the fiscal year begins, demand for municipal bonds is still good, while the inflation and interest-rate environment remains favorable. Therefore, barring any major change in those factors, I think municipal bonds will continue to be a good choice for income-seeking investors.




Paul Hylle
(picture of) Paul Hylle
Paul Hylle
Portfolio Manager

Fund Facts



California
Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1998         $5.39

June 30, 1998         $5.35

Increase              $0.04


Distributions
July 1, 1998 - Dec. 31, 1998


From income           $0.13

From capital gains    $  --

Total distributions   $0.13


Total return*         +3.21%**


Class B
 6-month performance

(All figures per share)

Net asset value (NAV)


Dec. 31, 1998         $5.39

June 30, 1998         $5.35

Increase              $0.04


Distributions
July 1, 1998 - Dec. 31, 1998


From income           $0.11

From capital gains    $  --

Total distributions   $0.11


Total return*         +2.84%**







Massachusetts
Class A
 6-month performance

(All figures per share)

Net asset value (NAV)


Dec. 31, 1998         $5.58

June 30, 1998         $5.56

Increase              $0.02


Distributions
July 1, 1998 - Dec. 31, 1998



From income           $0.14


From capital gains    $  --


Total distributions   $0.14


Total return*         +2.86%**



Class B
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998        $5.58

June 30, 1998        $5.56

Increase             $0.02


Distributions
July 1, 1998 - Dec. 31, 1998



From income          $0.12


From capital gains   $  --


Total distributions  $0.12


Total return*        +2.48%**







Michigan
Class A
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998        $5.57

June 30, 1998        $5.57


Increase             $  --



Distributions
July 1, 1998 - Dec. 31, 1998



From income          $0.14

From capital gains   $0.02

Total distributions  $0.16


Total return*        +2.93%**


Class B
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998       $5.57

June 30, 1998       $5.57


Increase            $  --



Distributions
July 1, 1998 - Dec. 31, 1998



From income         $0.12

From capital gains  $0.02

Total distributions $0.14


Total return*       +2.55%**






* The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

Minnesota
Class A
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998           $5.43

June 30, 1998           $5.41

Increase                $0.02


Distributions
July 1, 1998 - Dec. 31, 1998



From income             $0.15


From capital gains      $  --


Total distributions     $0.15


Total return*           +3.11%**



Class B
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998          $5.43

June 30, 1998          $5.41

Increase               $0.02


Distributions
July 1, 1998 - Dec. 31, 1998



From income            $0.13


From capital gains     $  --


Total distributions    $0.13


Total return*          +2.74%**




New York
Class A
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998          $5.33

June 30, 1998          $5.29

Increase               $0.04


Distributions
July 1, 1998 - Dec. 31, 1998



From income            $0.13


From capital gains     $  --


Total distributions    $0.13


Total return*          +3.19%**



Class B
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998         $5.33

June 30, 1998         $5.29

Increase              $0.04


Distributions
July 1, 1998 - Dec. 31, 1998



From income           $0.11


From capital gains    $  --


Total distributions   $0.11


Total return*         +2.80%**




Ohio
Class A
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998        $5.53

June 30, 1998        $5.50

Increase             $0.03


Distributions
July 1, 1998 - Dec. 31, 1998



From income          $0.14


From capital gains   $  --


Total distributions  $0.14


Total return*        +3.16%**



Class B
 6-month performance


(All figures per share)

Net asset value (NAV)


Dec. 31, 1998        $5.53

June 30, 1998        $5.50

Increase             $0.03


Distributions
July 1, 1998 - Dec. 31, 1998



From income          $0.12


From capital gains   $  --


Total distributions  $0.12


Total return*        +2.80%**


* The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The 10 Largest Holdings

IDS California Tax-Exempt Fund
                                                  Percent           Value
                                           (of net assets) (as of Dec. 31, 1998)

     Anaheim Public Finance Authority Revenue Bonds
     Electric Utilities San Juan Series 2
     5.75% 2022                                     4.34%       $11,855,243


     Corona Community Facilities District  90-1
     Special Tax Refunding Bonds Series 1998A
     4.70% 2020                                     2.77          7,552,594


     Los Angeles Water & Power
     Electric Plant Revenue Bonds Series 1990
     7.13% 2030                                     2.55          6,948,500


     Community Development Authority
     Revenue Certificate of Participation
     St. Joseph Health System Group
     6.50% 2015                                     2.32          6,317,300


     Community Development Authority
     Health Facilities Unihealth America Certificate of Participation Series 1993 Inverse Floater
     7.77% 2011                                     2.23          6,087,500


     University of Southern California Educational
     Facilities Authority Pre-refunded Revenue Bonds
     Series 1989B
     6.75% 2015                                     1.91          5,223,200


     Los Angeles Convention & Exhibition Center
     Pre-refunded Certificate of Participation
     Series 1989A
     7.00% 2020                                     1.91          5,199,450



     San Diego Regional Transportation Commission
     Sales Tax Pre-refunded Revenue Bonds
     Limited Tax Series 1989A
     6.25% 2008                                     1.86          5,071,648


     Rancho Mirage Joint Powers Finance Authority
     Certificate of Participation
     Eisenhower Memorial Hospital
     7.00% 2022                                     1.74          4,752,690


     Northern California Transmission Select Auction
     Variable Rate Security & Residual Interest Revenue Bonds
     Inverse Floater
     5.50% 2024                                     1.71          4,672,170


Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.


(icon of) pie chart

The 10 holdings listed here make up 23.34% of net assets

IDS Massachusetts Tax-Exempt Fund

                                                 Percent           Value
                                          (of net assets)  (as of Dec. 31, 1998)

     Boston City Hospital Refunding Revenue Bonds
     Series B
     5.75% 2023                                     3.56%        $3,109,381


     Health & Educational Facilities Authority
     Revenue Bonds Suffolk University Series B
     6.35% 2022                                     3.11          2,715,333


     Health & Educational Facilities Authority
     Revenue Bonds Cape Cod Health System Series A
     5.25% 2021                                     2.87          2,506,975


     Health & Educational Facilities Authority
     Revenue Bonds Boston College Series J
     6.63% 2021                                     2.49          2,169,940


     Industrial Finance Agency Pollution Control
     Refunding Revenue Bonds Eastern Edison Series 1993
     5.88% 2008                                     2.37          2,068,160


     Health & Educational Facilities Authority
     Revenue Bonds Charlton Memorial Hospital Series 1991B
     7.25% 2013                                     2.21          1,932,088


     State Health & Educational Facilities Authority
     Revenue Bonds Boston College Series 1998L
     4.75% 2031                                     2.14          1,868,500


     Municipal Wholesale Electric Power
     Supply System Refunding Revenue Bonds
     Series B
     4.75% 2011                                     2.03          1,769,268



     Bay Transportation Authority General Transportation System
     Refunding Bonds Series 1992B
     6.20% 2016                                     2.01          1,750,905


     Industrial Finance Agency Resource Recovery
     Revenue Bonds SEMASS Series 1991A
     9.00% 2015                                     1.90          1,658,325


Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.). For further details about these holdings, please refer to the section entitled "Investments in Securities" herein.

(icon of) pie chart

The 10 holdings listed here make up 24.69% of net assets

The 10 Largest Holdings

IDS Michigan Tax-Exempt Fund

                                                 Percent           Value
                                          (of net assets)  (as of Dec. 31, 1998)

     Romulus Township School District Unlimited Tax
     General Obligation Refunding Bonds
     5.75% 2022                                     3.21%        $2,668,149


     State Building Authority Refunding Revenue Bonds
     Series 1991I
     6.25% 2020                                     2.83          2,357,431


     Detroit Sewer Disposal Revenue Bonds
     5.70% 2023                                     2.53          2,105,019


     Grand Ledge Public Schools Unlimited Tax General
     Obligation Refunding Bonds Counties of Eaton,
     Clinton & Ionia Series 1995
     5.38% 2024                                     2.47          2,054,580


     State Hospital Finance Authority Hospital Pre-refunded
     Revenue Bonds McLaren Obligated Group Series 1991A
     7.50% 2021                                     2.35          1,954,943


     State Strategic Fund Limited Tax Obligation Refunding
     Revenue Bonds Ford Motor Series 1991A
     7.10% 2006                                     2.33          1,937,942


     Monroe County Pollution Control Revenue Bonds Detroit Edison Fermi 2 Plants Series CC A.M.T.
     7.50% 2019                                     2.23          1,859,638


     Troy City Downtown Development Authority
     County of Oakland Development Bonds
     Series 1995A Asset Guaranty
     6.38% 2018                                     2.02          1,680,705


     Farmington Hills Hospital Finance Authority
     Revenue Bonds Botsford General Hospital
     Series 1992A
     6.50% 2022                                     1.98          1,650,615



     Buena Vista School District Saginaw County
     School Building & Site Unlimited Tax
     General Obligation Pre-refunded Bonds Series 1991
     7.20% 2016                                     1.98          1,647,990


Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.

(icon of) pie chart


The 10 holdings listed here make up 23.93% of net assets

IDS Minnesota Tax-Exempt Fund

                                                 Percent          Value
                                          (of net assets)  (as of Dec. 31, 1998)

     State University Board of Regents General
     Obligation Bonds Series 1996A
     5.50% 2021                                     3.12%       $13,542,374


     Minneapolis & St. Paul Housing Redevelopment
     Authority Health Care System Revenue Bonds
     Healthspan Series 1993A
     4.75% 2018                                     2.99         12,996,584


     Minneapolis & St. Paul Housing Redevelopment
     Authority Health Care Facilities Revenue Bonds
     Group Health Plan Series 1992
     6.75% 2013                                     2.62         11,365,619


     Western Minnesota Municipal Power Agency
     Supply Refunding Revenue Bonds Series 1987A
     5.50% 2015                                     2.59         11,263,775


     Southern Minnesota Municipal Power Agency
     Revenue Bonds
     4.75% 2016                                     2.08          9,049,245


     State General Obligation Various Purpose
     Pre-refunded Bonds Series 1991
     6.70% 2011                                     1.98          8,606,239


     State General Obligation Various Purpose
     Pre-refunded Bonds Series 1990
     7.00% 2009                                     1.91          8,288,814


     St. Paul Housing & Redevelopment Authority
     Sales Tax Revenue Bonds Civic Center
     Escrowed to Maturity
     5.55% 2023                                     1.84          7,996,275


     Hennepin County Lease Revenue Certificates of
     Participation Series 1991
     6.80% 2017                                     1.81          7,873,138


     Edina Multi-family Housing Revenue Bonds Walker
     Assisted Living Series 1991
     9.00% 2031                                     1.72          7,471,062



Note:Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.

(icon of) pie chart

The 10 holdings listed here make up 22.66% of net assets

The 10 Largest Holdings

IDS New York Tax-Exempt Fund

                                                 Percent            Value
                                          (of net assets)  (as of Dec. 31, 1998)

     State Energy Research & Development Authority
     Electric Facility Revenue Bonds Consolidated
     Edison Series 1990A A.M.T.
     7.50% 2025                                     4.44%       $5,144,649


     United Nations Development Senior Lien
     Refunding Revenue Bonds Series 1992A
     6.00% 2026                                     4.30         4,987,890


     State Urban Development Correction Facility
     Pre-refunded Revenue Bonds 1st Series 1990
     7.50% 2020                                     4.12         4,782,600


     State Local Government Assistance Pre-refunded
     Bonds Series 1991A
     7.00% 2016                                     3.77         4,368,600


     State Mortgage Agency Homeowner Mortgage
     Revenue Bonds Series 1991TT
     7.50% 2015                                     3.68         4,267,320


     State Dormitory Authority City University System
     Revenue Bonds Series 1993A
     5.75% 2013                                     2.87         3,333,510


     State Mortgage Agency Homeowner Mortgage
     Revenue Bonds 27th Series 1992
     6.90% 2015                                     2.80         3,245,820


     Triborough Bridge & Tunnel Authority General
     Purpose Pre-refunded Revenue Bonds Series 1990S
     7.00% 2021                                     2.80         3,244,920

     State Environmental Facility State Water & Pollution
     Control Revolving Fund Revenue Bonds New York City
     Municipal Water Finance Authority Series 1990A
     7.50% 2012                                     2.78         3,224,880


     State Energy Research & Development Authority Solid Waste Development Revenue Bonds State Gas & Electric Company Series 1993A A.M.T.
     5.70% 2028                                     2.71         3,139,230


Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.

(icon of) pie chart

The 10 holdings listed here make up 34.27% of net assets

IDS Ohio Tax-Exempt Fund

                                                  Percent           Value
                                           (of net assets) (as of Dec. 31, 1998)

     Lakota Local School District Unlimited Tax
     Improvement General Obligation Bonds
     6.25% 2014                                     2.96%        $2,273,619


     State Air Quality Development Authority Refunding
     Revenue Bonds Series 1994 A.M.T.
     6.38% 2029                                     2.89          2,221,079


     Erie County Hospital Improvement Refunding
     Revenue Bonds Firelands Community Hospital
     6.75% 2015                                     2.82          2,171,760


     State Municipal Electric Generation Agency Revenue Bonds
     Joint Venture  5
     5.38% 2024                                     2.66          2,045,360


     Lorain County Hospital Facilities Refunding Revenue Bonds
     EMH Regional Medical Center Series 1995
     5.38% 2021                                     2.65          2,040,000


     State Valley School District School Improvement
     Unlimited Tax General Obligation Bonds Adams & Highland
     Counties Series 1995
     5.25% 2021                                     2.65          2,035,520


     Butler County Hospital Facilities Improvement Refunding
     Revenue Bonds Fort Hamilton-Hughes Memorial Center
     Series 1991
     7.50% 2010                                     2.45          1,885,170


     Franklin County Convention Facilities Authority Tax & Lease
     Revenue Anticipation Pre-refunded Bonds
     7.00% 2019                                     2.12          1,629,300


     Cuyahoga County Hospital Refunding Revenue Bonds
     Cleveland Clinic Foundation Series 1992
     5.50% 2011                                     2.08          1,598,145


     State Housing Finance Agency Mortgage Revenue
     Bonds Aristocrat South Board & Care Series 1991A A.M.T.
     7.30% 2031                                     2.06          1,585,290


Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.

(icon of) pie chart

The 10 holdings listed here make up 25.34% of net assets


Financial Statements

Statements of assets and liabilities
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
Dec. 31, 1998 (Unaudited)

         Assets
                                                                                 California    Massachusetts       Michigan
                                                                                 Tax-Exempt       Tax-Exempt     Tax-Exempt
                                                                                       Fund             Fund           Fund
 Investments in securities, at value (Note 1)
     (identified cost $244,394,050, $78,920,079
     and $74,580,571)                                                          $268,824,248      $85,479,450    $82,053,000
 Cash in bank on demand deposit                                                          --          172,448         69,340
 Accrued interest receivable                                                      4,366,309        1,709,863      1,228,914
 Receivable for investment securities sold                                           67,077           40,000          2,344
                                                                                     ------           ------          -----
 Total assets                                                                   273,257,634       87,401,761     83,353,598


                         Liabilities

 Disbursements in excess of cash on demand deposit                                   26,218               --             --

 Dividends payable to shareholders                                                  305,422           87,980        101,588
 Payable for investment securities purchased                                          3,125              938          3,281
 Accrued investment management services fee                                           3,500            1,121          1,071
 Accrued distribution fee                                                               371              329            116
 Accrued service fee                                                                  1,309              417            399
 Accrued transfer agency fee                                                            241              120             96
 Accrued administrative services fee                                                    296               95             91
 Other accrued expenses                                                              40,106               --         21,712
                                                                                     ------                          ------
 Total liabilities                                                                  380,588           91,000        128,354
                                                                                    -------           ------        -------
 Net assets applicable to outstanding shares                                   $272,877,046      $87,310,761    $83,225,244
                                                                               ============      ===========    ===========


                         Represented by

 Shares of beneficial interest-- $.01 par value (Note 1)                       $    506,259      $   156,375    $   149,433

 Additional paid-in capital                                                     253,230,481       81,468,310     76,863,280
 Undistributed (excess of distributions over) net investment income                      (2)              --             --
 Accumulated net realized gain (loss) (Note 6)                                   (5,233,859)        (856,483)    (1,243,086)
 Unrealized appreciation (depreciation) on investments                           24,374,167        6,542,559      7,455,617
                                                                                 ----------        ---------      ---------
 Total-- representing net assets applicable to outstanding shares              $272,877,046      $87,310,761    $83,225,244
                                                                               ============      ===========    ===========
 Net assets applicable to outstanding shares:  Class A                         $254,756,578      $71,308,114    $77,585,368
                                               Class B                         $ 18,120,468      $16,002,647    $ 5,639,876
 Outstanding shares of beneficial interest:    Class A shares                    47,263,796       12,771,292     13,930,639
                                               Class B shares                     3,362,141        2,866,242      1,012,661
 Net asset value per share:                    Class A                         $       5.39      $      5.58    $      5.57
                                               Class B                         $       5.39      $      5.58    $      5.57


See accompanying notes to financial statements.




Statements of assets and liabilities
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
Dec. 31, 1998 (Unaudited)

                         Assets
                                                                                   Minnesota        New York            Ohio
                                                                                  Tax-Exempt      Tax-Exempt      Tax-Exempt
                                                                                        Fund            Fund            Fund
 Investments in securities, at value (Note 1)
     (identified cost $392,832,481, $102,964,490
     and $69,863,220)                                                          $425,546,448     $113,815,093    $75,926,391
 Cash in bank on demand deposit                                                      77,762           52,439         98,833
 Accrued interest receivable                                                      8,219,345        2,218,096        988,326
 Receivable for investment securities sold                                        1,150,410               --             --
                                                                                  ---------             ----           ----
 Total assets                                                                   434,993,965      116,085,628     77,013,550


                         Liabilities

 Dividends payable to shareholders                                                  534,796          117,637         94,388

 Payable for investment securities purchased                                          2,500            2,500            937
 Accrued investment management services fee                                           5,465            1,490            989
 Accrued distribution fee                                                               782              238            137
 Accrued service fee                                                                  2,082              555            368
 Accrued transfer agency fee                                                            552              152             92
 Accrued administrative services fee                                                    450              127             84
 Other accrued expenses                                                              17,499               --          1,946
 Total liabilities                                                                  564,126          122,699         98,941
                                                                                    -------          -------         ------
 Net assets applicable to outstanding shares                                   $434,429,839     $115,962,929    $76,914,609
                                                                               ============     ============    ===========


                         Represented by

 Shares of beneficial interest-- $.01 par value (Note 1)                       $    800,727     $    217,537    $   139,000
 Additional paid-in capital                                                     409,666,214      107,230,216     71,901,902
 Undistributed (excess of distributions over) net investment income                  (1,930)               2             31
 Accumulated net realized gain (loss) (Note 6)                                   (8,704,295)      (2,290,586)    (1,172,682)
 Unrealized appreciation (depreciation) on investments                           32,669,123       10,805,760      6,046,358
                                                                                 ----------       ----------      ---------
 Total-- representing net assets applicable to outstanding shares              $434,429,839     $115,962,929    $76,914,609
                                                                               ============     ============    ===========
 Net assets applicable to outstanding shares: Class A                          $396,156,805     $104,381,047    $70,232,690
                                              Class B                          $ 38,273,034     $ 11,581,882    $ 6,681,919
 Outstanding shares of beneficial interest:   Class A shares                     73,018,455       19,581,188     12,692,499
                                              Class B shares                      7,054,230        2,172,546      1,207,469
 Net asset value per share:                   Class A                          $       5.43     $       5.33    $      5.53
                                              Class B                          $       5.43     $       5.33    $      5.53


See accompanying notes to financial statements.





Financial Statements

Statements of operations
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
Six months ended Dec. 31, 1998 (Unaudited)

                         Investment income
                                                                                 California   Massachusetts        Michigan
                                                                                 Tax-Exempt      Tax-Exempt      Tax-Exempt
                                                                                       Fund            Fund            Fund
 Income:
 Interest                                                                        $7,596,108      $2,386,197      $2,406,618
                                                                                 ----------      ----------      ----------
 Expenses (Note 2):
 Investment management services fee                                                 625,450         195,011         195,561
 Distribution fee-- Class B                                                          61,578          53,504          20,128
 Transfer agency fee                                                                 43,336          21,239          17,447
 Incremental transfer agency fee-- Class B                                              268             225              96
 Service fee
     Class A                                                                        216,750          59,839          67,538
     Class B                                                                         14,197          12,424           4,635
 Administrative services fees and expenses                                           54,764          17,002          17,079
 Compensation of board members                                                        4,094           4,094           4,094
 Custodian fees                                                                      14,094           4,271           5,947
 Postage                                                                             20,938           2,650           2,860
 Registration fees                                                                   21,227          13,665          14,277
 Reports to shareholders                                                              1,961           1,823           2,115
 Audit fees                                                                           8,500           7,750           7,750
 Other                                                                                7,198           2,087             320
                                                                                      -----           -----             ---
 Total expenses                                                                   1,094,355         395,584         359,847
     Earnings credits on cash balances (Note 2)                                     (12,435)         (2,955)         (2,429)
                                                                                    -------          ------          ------
 Total net expenses                                                               1,081,920         392,629         357,418
                                                                                  ---------         -------         -------
 Investment income (loss)-- net                                                   6,514,188       1,993,568       2,049,200
                                                                                  ---------       ---------       ---------


                           Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
     Security transactions (Note 3)                                                 (75,980)         84,873         402,535
     Financial futures contracts                                                    150,363          45,108          45,109
                                                                                    -------          ------          ------
 Net realized gain (loss) on investments                                             74,383         129,981         447,644
 Net change in unrealized appreciation (depreciation) on investments              1,788,589         171,430         (74,776)
                                                                                  ---------         -------         -------
 Net gain (loss) on investments                                                   1,862,972         301,411         372,868
 Net increase (decrease) in net assets resulting from operations                 $8,377,160      $2,294,979      $2,422,068
                                                                                 ==========      ==========      ==========


See accompanying notes to financial statements.




Statements of operations
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
Six months ended Dec. 31, 1998 (Unaudited)

                         Investment income
                                                                                   Minnesota        New York            Ohio
                                                                                  Tax-Exempt      Tax-Exempt      Tax-Exempt
                                                                                        Fund            Fund            Fund
 Income:

 Interest                                                                        $13,449,819      $3,285,588     $2,206,521
                                                                                 -----------      ----------     ----------
 Expenses (Note 2):
 Investment management services fee                                                  978,585         272,611        177,268
 Distribution fee-- Class B                                                          127,869          39,772         22,673
 Transfer agency fee                                                                  99,524          27,699         16,885
 Incremental transfer agency fee-- Class B                                               617             200             96
 Service fee
     Class A                                                                         340,583          91,268         60,339
     Class B                                                                          29,773           9,268          5,289
 Administrative services fees and expenses                                            84,013          23,781         15,445
 Compensation of board members                                                         4,503           4,093          4,093
 Custodian fees                                                                       21,939          10,521          6,434
 Postage                                                                              32,103           6,170          2,819
 Registration fees                                                                    30,452          13,226         14,227
 Reports to shareholders                                                               4,496              --            824
 Audit fees                                                                            9,000           8,500          7,750
 Other                                                                                 8,569              --            881
                                                                                       -----             ---            ---
 Total expenses                                                                    1,772,026         507,109        335,023
     Earnings credits on cash balances (Note 2)                                      (21,392)         (4,624)        (6,580)
                                                                                     -------          ------         ------
 Total net expenses                                                                1,750,634         502,485        328,443
                                                                                   ---------         -------        -------
 Investment income (loss)-- net                                                   11,699,185       2,783,103      1,878,078
                                                                                  ----------       ---------      ---------


                         Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
     Security transactions (Note 3)                                                 (197,339)         18,565         34,647
     Financial futures contracts                                                     120,290         120,290         45,109
                                                                                     -------         -------         ------
 Net realized gain (loss) on investments                                             (77,049)        138,855         79,756
 Net change in unrealized appreciation (depreciation) on investments               1,393,772         687,522        381,650
                                                                                   ---------         -------        -------
 Net gain (loss) on investments                                                    1,316,723         826,377        461,406
                                                                                   ---------         -------        -------
 Net increase (decrease) in net assets resulting from operations                 $13,015,908      $3,609,480     $2,339,484
                                                                                 ===========      ==========     ==========


See accompanying notes to financial statements.





Financial Statements

Statements of changes in net assets
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust

                         Operations and distributions
                                                                   California Tax-Exempt Fund     Massachusetts Tax-Exempt Fund
                                                                 Dec. 31, 1998    June 30, 1998    Dec. 31, 1998   June 30, 1998
                                                              Six months ended       Year ended Six months ended      Year ended
                                                                    (Unaudited)                       (Unaudited)

 Investment income (loss)-- net                                    $  6,514,188    $ 12,975,883       $ 1,993,568     $ 3,873,971
 Net realized gain (loss) on investments                                 74,383       1,926,039           129,981         277,400
 Net change in unrealized appreciation (depreciation) on investments  1,788,589       3,558,638           171,430       1,722,338
                                                                      ---------       ---------           -------       ---------
 Net increase (decrease) in net assets resulting from operations      8,377,160      18,460,560         2,294,979       5,873,709
                                                                      ---------      ----------         ---------       ---------
 Distributions to shareholders from:
     Net investment income
        Class A                                                      (6,173,645)    (12,717,817)       (1,695,005)     (3,418,898)
        Class B                                                        (340,490)       (572,424)         (298,512)       (455,124)
     Net realized gain
        Class A                                                              --          (9,568)          (33,427)             --
        Class B                                                              --            (507)           (7,530)             --
                                                                            ---            ----            ------             ---
 Total distributions                                                 (6,514,135)    (13,300,316)       (2,034,474)     (3,874,022)
                                                                     ----------     -----------        ----------      ----------


                         Share transactions (Note 4)
 Proceeds from sales
     Class A shares (Note 2)                                         23,839,379      27,263,050         8,992,481       9,567,532
     Class B shares                                                   3,913,148       5,637,162         3,766,610       5,760,628
 Reinvestment of distributions at net asset value
     Class A shares                                                   4,130,901       8,796,579         1,322,949       2,647,896
     Class B shares                                                     260,702         436,950           250,555         392,654
 Payments for redemptions
     Class A shares                                                 (14,323,487)    (33,740,758)       (5,931,728)    (13,778,211)
     Class B shares (Note 2)                                         (1,124,303)     (1,396,348)       (1,059,741)     (1,502,976)
                                                                     ----------      ----------        ----------      ----------
 Increase (decrease) in net assets from share transactions           16,696,340       6,996,635         7,341,126       3,087,523
                                                                     ----------       ---------         ---------       ---------
 Total increase (decrease) in net assets                             18,559,365      12,156,879         7,601,631       5,087,210
 Net assets at beginning of period                                  254,317,681     242,160,802        79,709,130      74,621,920
                                                                    -----------     -----------        ----------      ----------
 Net assets at end of period                                       $272,877,046    $254,317,681       $87,310,761     $79,709,130
                                                                   ============    ============       ===========     ===========


See accompanying notes to financial statements.





Statements of changes in net assets
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust

                         Operations and distributions
                                                                    MichiganTax-Exempt Fund        MinnesotaTax-Exempt Fund
                                                                Dec. 31, 1998    June 30, 1998    Dec. 31, 1998   June 30, 1998
                                                             Six months ended       Year ended Six months ended      Year ended
                                                                  (Unaudited)                       (Unaudited)
 Investment income (loss)-- net                                  $  2,049,200    $  4,153,422     $  11,699,185   $  22,597,273
 Net realized gain (loss) on investments                              447,644          39,801           (77,049)        867,273
 Net change in unrealized appreciation (depreciation) on investments  (74,776)      1,755,887         1,393,772       7,572,218
                                                                      -------       ---------         ---------       ---------
 Net increase (decrease) in net assets resulting from operations    2,422,068       5,949,110        13,015,908      31,036,764
                                                                    ---------       ---------        ----------      ----------
 Distributions to shareholders from:
     Net investment income
        Class A                                                    (1,935,809)     (3,959,928)      (10,874,207)    (21,338,695)
        Class B                                                      (113,391)       (194,070)         (816,964)     (1,277,193)
     Net realized gain
        Class A                                                      (295,765)             --                --              --
        Class B                                                       (21,598)             --                --              --
                                                                      -------             ---               ---             ---
 Total distributions                                               (2,366,563)     (4,153,998)      (11,691,171)    (22,615,888)
                                                                   ----------      ----------       -----------     -----------


                         Share transactions (Note 4)
 Proceeds from sales
     Class A shares (Note 2)                                        4,869,174       6,481,056        35,647,622      55,067,262
     Class B shares                                                   699,509       2,106,132         8,154,571      10,919,373
 Reinvestment of distributions at net asset value
     Class A shares                                                 1,612,607       2,829,652         8,341,719      16,634,462
     Class B shares                                                   107,997         153,120           650,461       1,015,306
 Payments for redemptions
     Class A shares                                                (5,877,221)    (10,742,181)      (33,909,132)    (71,239,533)
     Class B shares (Note 2)                                         (296,691)       (849,531)       (1,851,476)     (3,414,186)
                                                                     --------        --------        ----------      ----------
 Increase (decrease) in net assets from share transactions          1,115,375         (21,752)       17,033,765       8,982,684
                                                                    ---------         -------        ----------       ---------
 Total increase (decrease) in net assets                            1,170,880       1,773,360        18,358,502      17,403,560
 Net assets at beginning of period                                 82,054,364      80,281,004       416,071,337     398,667,777
                                                                   ----------      ----------       -----------     -----------
 Net assets at end of period                                      $83,225,244     $82,054,364      $434,429,839    $416,071,337
                                                                  ===========     ===========      ============    ============


See accompanying notes to financial statements.




Financial Statements

Statements of changes in net assets
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust

                         Operations and distributions
                                                                   New York Tax-Exempt Fund          Ohio Tax-Exempt Fund
                                                             Six months ended       Year ended Six months ended      Year ended
                                                                Dec. 31, 1998    June 30, 1998    Dec. 31, 1998   June 30, 1998
                                                                  (Unaudited)                       (Unaudited)
 Investment income (loss)-- net                                  $  2,783,103    $  5,988,600       $ 1,878,078     $ 3,710,452
 Net realized gain (loss) on investments                              138,855         748,448            79,756         441,486
 Net change in unrealized appreciation (depreciation) on investments  687,522       2,313,952           381,650       1,193,891
                                                                      -------       ---------           -------       ---------
 Net increase (decrease) in net assets resulting from operations    3,609,480       9,051,000         2,339,484       5,345,829
                                                                    ---------       ---------         ---------       ---------
 Distributions to shareholders from:
     Net investment income
        Class A                                                    (2,564,821)     (5,597,877)       (1,746,736)     (3,541,325)
        Class B                                                      (218,087)       (391,627)         (129,502)       (193,178)
                                                                     --------        --------          --------        --------
 Total distributions                                               (2,782,908)     (5,989,504)       (1,876,238)     (3,734,503)
                                                                   ----------      ----------        ----------      ----------


                         Share transactions (Note 4)
 Proceeds from sales
     Class A shares (Note 2)                                        6,708,914      13,077,412         6,583,023       6,692,901
     Class B shares                                                 2,483,482       3,058,971         1,674,244       1,943,456
 Reinvestment of distributions at net asset value
     Class A shares                                                 1,790,799       4,046,559         1,267,352       2,702,866
     Class B shares                                                   176,710         331,272            96,923         143,123
 Payments for redemptions
     Class A shares                                               (10,347,279)    (22,106,362)       (5,262,699)    (10,309,437)
     Class B shares (Note 2)                                         (942,845)     (1,358,542)         (418,655)       (415,851)
                                                                     --------      ----------          --------        --------
 Increase (decrease) in net assets from share transactions           (130,219)     (2,950,690)        3,940,188         757,058
                                                                     --------      ----------         ---------         -------
 Total increase (decrease) in net assets                              696,353         110,806         4,403,434       2,368,384
 Net assets at beginning of period                                115,266,576     115,155,770        72,511,175      70,142,791
                                                                  -----------     -----------        ----------      ----------
 Net assets at end of period                                     $115,962,929    $115,266,576       $76,914,609     $72,511,175
                                                                 ============    ============       ===========     ===========
 Undistributed (excess of distributions over) net investment income $       2    $       (193)      $        31     $    (1,809)
                                                                    ---------    ------------       -----------     -----------


See accompanying notes to financial statements.



Notes to Financial Statements

IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust

1
SUMMARY OF
SIGNIFICANT
ACCOUNTING
POLICIES

IDS California Tax-Exempt Trust and IDS Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. IDS California Tax-Exempt Trust includes only IDS California Tax-Exempt Fund. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund, IDS Ohio Tax-Exempt Fund and IDS Insured Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.


Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds, excluding IDS Insured Tax-Exempt Fund, concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A and Class B shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Notes to Financial Statements

IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust

Option transactions


To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders


Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2
EXPENSES AND
SALES CHARGES

Each Fund entered into agreements with American  Express  Financial  Corporation
(AEFC) for managing its portfolio and providing administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $15.50

o Class B $16.50

Each Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Notes to Financial Statements

IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust

Under a Shareholder Service Agreement, each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares.


Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing the Funds' shares for the six months ended Dec. 31, 1998, are as follows:

     Fund                           Class A          Class B

     IDS California             $368,823           $18,186

     IDS Massachusetts           209,788            11,976

     IDS Michigan                119,365             1,691

     IDS Minnesota               573,105            18,856

     IDS New York                113,231            15,918

     IDS Ohio                     95,949             8,038

     During the six months ended Dec. 31, 1998, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

     Fund                      Reduction

     IDS California              $12,435

     IDS Massachusetts             2,955

     IDS Michigan                  2,429

     IDS Minnesota                21,392

     IDS New York                  4,624

     IDS Ohio                      6,580


3
SECURITIES
TRANSACTIONS

     For the six months ended Dec. 31, 1998, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:


     Fund                      Purchases          Proceeds

     IDS California          $31,505,261       $11,322,013

     IDS Massachusetts         5,242,219         1,502,525

     IDS Michigan              6,032,864         6,582,376

     IDS Minnesota            26,664,834        25,921,002

     IDS New York              2,131,428         7,125,390

     IDS Ohio                  2,360,531         4,678,314

     Realized gains and losses are determined on an identified cost basis.

4
CAPITAL SHARE
TRANSACTIONS

  Transactions in shares of each Fund for the periods indicated are as follows:

                                                California Tax-Exempt Fund

                                             Six months ended Dec. 31, 1998
                                             Class A                Class B

     Sold                                  4,422,139                725,412

     Issued for reinvested distributions     766,415                 48,373

     Redeemed                             (2,651,355)              (209,359)

     Net increase (decrease)               2,537,199                564,426


                                                 Year ended June 30, 1998
                                             Class A                Class B

     Sold                                  5,116,223              1,058,071

     Issued for reinvested distributions   1,651,772                 82,051

     Redeemed                             (6,331,307)              (262,162)

     Net increase (decrease)                 436,688                877,960



                                             Massachusetts Tax-Exempt Fund

                                            Six months ended Dec. 31, 1998
                                            Class A                Class B

     Sold                                 1,607,656                673,376

     Issued for reinvested distributions    236,773                 44,846

     Redeemed                            (1,061,186)              (189,801)

     Net increase (decrease)                783,243                528,421


                                              Year ended June 30, 1998
                                            Class A                Class B

     Sold                                 1,728,151              1,040,229

     Issued for reinvested distributions    479,241                 71,032

     Redeemed                            (2,493,940)              (271,030)

     Net increase (decrease)               (286,548)               840,231



                                               Michigan Tax-Exempt Fund

                                            Six months ended Dec. 31, 1998
                                            Class A                Class B

     Sold                                   870,510                124,871

     Issues for reinvested distributions    288,543                 19,327

     Redeemed                            (1,048,598)               (53,012)

     Net increase (decrease)                110,455                 91,186


                                               Year ended June 30, 1998
                                            Class A                Class B

     Sold                                 1,170,022                380,067

     Issued for reinvested distributions    511,164                 27,650

     Redeemed                            (1,941,314)              (153,133)

     Net increase (decrease)               (260,128)               254,584

Notes to Financial Statements

IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust

                                               Minnesota Tax-Exempt Fund


                                             Six months ended Dec. 31, 1998

                                             Class A                Class B

     Sold                                  6,563,791              1,502,433

     Issued for reinvested distributions   1,537,717                119,904

     Redeemed                             (6,245,235)              (341,278)

     Net increase (decrease)               1,856,273              1,281,059


                                                Year ended June 30, 1998
                                             Class A                Class B

     Sold                                 10,219,416              2,026,791

     Issued for reinvested distributions   3,090,353                188,593

     Redeemed                            (13,225,380)              (633,606)

     Net increase (decrease)                  84,389              1,581,778



                                                New York Tax-Exempt Fund

                                             Six months ended Dec. 31, 1998
                                             Class A                Class B

     Sold                                  1,257,574                466,215

     Issued for reinvested distributions     336,445                 33,198

     Redeemed                             (1,943,287)              (177,152)

     Net increase (decrease)                (349,268)               322,261


                                               Year ended June 30, 1998
                                            Class A                Class B

     Sold                                 2,476,927                580,183

     Issued for reinvested distributions    768,096                 62,867

     Redeemed                            (4,193,469)              (257,849)
     Net increase (decrease)               (948,446)               385,201



                                                 Ohio Tax-Exempt Fund

                                            Six months ended Dec. 31, 1998
                                            Class A                Class B

     Sold                                 1,188,741                302,589

     Issued for reinvested distributions    229,283                 17,532

     Redeemed                              (952,104)               (75,642)

     Net increase (decrease)                465,920                244,479


                                               Year ended June 30, 1998
                                            Class A                Class B

     Sold                                 1,224,084                354,262

     Issued for reinvested distributions    493,970                 26,147

     Redeemed                            (1,882,921)               (75,894)

     Net increase (decrease)               (164,867)               304,515

5
INTEREST RATE
FUTURES CONTRACTS

Investments in securities at Dec. 31, 1998, included securities that were valued and pledged as collateral to cover initial margin deposits, (see "Summary of significant accounting policies") as follows:


                                                      Open
                                  Market          purchase
     Fund                          value         contracts

     IDS California           $3,353,248                50

     IDS Massachusetts         1,576,850                15

     IDS Michigan              2,182,445                15

     IDS Minnesota             6,510,580                40

     IDS New York              3,368,655                40

     IDS Ohio                  2,176,760                15

The market value of the open purchase contracts at Dec. 31, 1998, was as follows:

                                                       Net
                                  Market        unrealized
     Fund                          value       gain (loss)

     IDS California           $6,250,000         $(56,031)

     IDS Massachusetts         1,875,000          (16,812)

     IDS Michigan              1,875,000          (16,812)

     IDS Minnesota             5,000,000          (44,844)

     IDS New York              5,000,000          (44,843)

     IDS Ohio                  1,875,000          (16,813)

The Funds maintain, in a segregated account with its custodian, advanced refunded bonds with at least a market value equal to the value of these open long futures contracts. Advanced refunded bonds are highly liquid, usually covered by government securities, which will be refunded at the bond's first call date.

Notes to Financial Statements

IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust

6
CAPITAL LOSS
CARRYOVER

For federal income tax purposes, capital loss carryovers were as follows at June 30, 1998:


                                                Expiration

     Fund                      Carryover              date

     IDS California             $364,073              2006

     IDS Massachusetts            15,918              2005

     IDS Michigan                206,533              2007

     IDS Minnesota               419,215       2005 - 2007

     IDS New York              1,329,019              2005

     IDS Ohio                    166,361              2005


It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carryover has been offset or expires.

7
BANK
BORROWINGS

Each Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the six months ended Dec. 31, 1998.



8. FINANCIAL
HIGHLIGHTS

The table below show certain important financial information for evaluating each fund's results.

IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changesa

                                                                Class A                                  Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net asset value, beginning of period         $5.35    $5.24    $5.15   $5.16    $5.13     $5.35    $5.24   $5.15    $5.16    $5.21
Income from investment operations:
Net investment income (loss)                   .13      .29      .29     .28      .30       .11      .25     .25      .24      .09
Net gains (losses) (both realized and unrealize.04      .11      .10     .02      .03       .04      .11     .10      .02     (.05)
Total from investment operations               .17      .40      .39     .30      .33       .15      .36     .35      .26      .04
Less distributions:
Distributions from net investment income      (.13)    (.29)    (.29)   (.28)    (.30)     (.11)    (.25)   (.25)    (.24)    (.09)
Distributions from realized gains               --       --     (.01)   (.03)      --        --       --    (.01)    (.03)      --
Total distributions                           (.13)    (.29)    (.30)   (.31)    (.30)     (.11)    (.25)   (.26)    (.27)    (.09)
Net asset value, end of period               $5.39    $5.35    $5.24   $5.15    $5.16     $5.39    $5.35   $5.24    $5.15    $5.16
Ratios/supplemental data
                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net assets, end of period (in millions)       $255     $239     $232    $234     $239       $18      $15     $10       $6       $2
Ratio of expenses to average daily net assets.77%d     .75%     .77%    .80%     .65%    1.53%d    1.50%   1.52%    1.57%   1.51%d
Ratio of net investment income (loss)
to average daily net assets                 4.93%d    5.24%    5.64%   5.40%    5.89%    4.17%d    4.50%   4.94%    4.64%   4.87%d
Portfolio turnover rate
(excluding short-term securities)               5%      15%      14%     15%      48%        5%      15%     14%      15%      48%
Total returnf                                3.21%    7.72%    7.77%   6.00%    6.52%     2.84%    6.94%   6.95%    5.19%     .63%



a  For a share outstanding throughout the period.  Rounded to the nearest cent.
b  Six months ended Dec. 31, 1998 (Unaudited).
c  Inception date was March 20, 1995
d  Adjusted to an annual basis.
e  Effective  fiscal year 1996,  expense  ratio is based on total  expenses of the
   Fund before reduction of earnings  credits on cash balances.  fTotal return does not reflect payment of a sales charge.




IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capitala

                                                            Class A                             Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net asset value, beginning of period         $5.56    $5.42    $5.30   $5.27    $5.24     $5.56    $5.42   $5.30    $5.27    $5.31
Income from investment operations:
Net investment income (loss)                   .14      .29      .29     .28      .30       .12      .24     .25      .24      .09
Net gains (losses) (both realized and unrealize.02      .14      .12     .03      .03       .02      .14     .12      .03     (.04)
Total from investment operations               .16      .43      .41     .31      .33       .14      .38     .37      .27      .05
Less distributions:
Distributions from net investment income      (.14)    (.29)    (.29)   (.28)    (.30)     (.12)    (.24)   (.25)    (.24)    (.09)
Net asset value, end of period               $5.58    $5.56    $5.42   $5.30    $5.27     $5.58    $5.56   $5.42    $5.30    $5.27
Ratios/supplemental data
                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net assets, end of period (in millions)        $71      $67      $67     $68      $68       $16      $13      $8       $6       $2

Ratio of expenses to average daily net assets.82%d     .82%     .84%    .86%     .72%    1.58%d    1.57%   1.59%    1.63%   1.59%d
Ratio of net investment income (loss)
to average daily net assets                 4.93%d    5.17%    5.32%   5.26%    5.74%    4.18%d    4.43%   4.58%    4.51%   4.83%d
Portfolio turnover rate
(excluding short-term securities)               2%       9%       8%      6%      16%        2%       9%      8%       6%      16%
Total returnf                                2.86%    8.13%    7.81%   5.96%    6.53%     2.48%    7.32%   7.00%    5.19%     .83%



a  For a share outstanding throughout the period.  Rounded to the nearest cent.
b  Six months ended Dec. 31, 1998 (Unaudited).
c  Inception date was March 20, 1995
d  Adjusted to an annual basis.
e  Effective  fiscal year 1996,  expense  ratio is based on total  expenses of the
   Fund before reduction of earnings  credits on cash balances.  fTotal return does not reflect payment of a sales charge.




IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund


Fiscal period ended June 30,

Per share income and capital changesa

                                                            Class A                             Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net asset value, beginning of period         $5.57    $5.44    $5.36   $5.39    $5.35     $5.57    $5.44   $5.36    $5.39    $5.43
Income from investment operations:
Net investment income (loss)                   .14      .29      .29     .30      .30       .12      .25     .25      .25      .09
Net gains (losses) (both realized and realized).02      .13      .08     .04      .05       .02      .13     .08      .04     (.04)
Total from investment operations               .16      .42      .37     .34      .35       .14      .38     .33      .29      .05
Less distributions:
Distributions from net investment income      (.14)    (.29)    (.29)   (.30)    (.31)     (.12)    (.25)   (.25)    (.25)    (.09)
Distributions from realized gains             (.02)      --       --    (.07)      --      (.02)      --      --     (.07)      --
Total distributions                           (.16)    (.29)    (.29)   (.37)    (.31)     (.14)    (.25)   (.25)    (.32)    (.09)
Net asset value, end of period               $5.57    $5.57    $5.44   $5.36    $5.39     $5.57    $5.57   $5.44    $5.36    $5.39
Ratios/supplemental data:
                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net assets, end of period (in millions)        $78      $77      $77     $79      $78        $6       $5      $4       $3       $1
Ratio of expenses to average daily net assets.82%d     .82%     .81%    .82%     .70%    1.57%d    1.57%   1.56%    1.59%   1.62%e
Ratio of net investment income
(loss) to average daily net assets          4.97%d    5.19%    5.38%   5.37%    5.71%    4.22%d    4.44%   4.65%    4.63%   4.89%e
Portfolio turnover rate
(excluding short-term securities)               7%      10%      21%     29%      48%        7%      10%     21%      29%      48%
Total returne                                2.93%    7.66%    7.12%   6.36%    6.59%     2.55%    6.86%   6.32%    5.57%     .68%


aFor a share outstanding throughout the period.  Rounded to the nearest cent.
bSix months ended Dec. 31, 1998 (Unaudited).
cInception date was March 20, 1995
dAdjusted to an annual basis.
eEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. fTotal return does not reflect payment of a sales charge.




IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund


Fiscal period ended June 30,

Per share income and capital changesa

                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net asset value, beginning of period         $5.41    $5.30    $5.20   $5.19    $5.16     $5.41    $5.30   $5.20    $5.19    $5.24
Income from investment operations:
Net investment income (loss)                   .15      .30      .31     .30      .31       .13      .26     .27      .26      .09
Net gains (losses) (both realized and realized).02      .11      .10     .01      .03       .02      .11     .10      .01     (.05)
Total from investment operations               .17      .41      .41     .31      .34       .15      .37     .37      .27      .04
Less distributions:
Distributions from net investment income      (.15)    (.30)    (.31)   (.30)    (.31)     (.13)    (.26)   (.27)    (.26)    (.09)
Net asset value, end of period               $5.43    $5.41    $5.30   $5.20    $5.19     $5.43    $5.41   $5.30    $5.20    $5.19
Ratios/supplemental data:
                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net assets, end of period (in millions)       $396     $385     $376    $393     $403       $38      $31     $22      $16       $4
Ratio of expenses to average daily net assets.77%d     .75%     .75%    .80%     .67%    1.53%d    1.50%   1.50%    1.57%   1.27%e
Ratio of net investment income (loss)
to average daily net assets                 5.56%d    5.61%    5.81%   5.66%    6.01%    4.80%d    4.86%   5.05%    4.94%   5.40%e
Portfolio turnover rate
(excluding short-term securities)               6%       8%      14%     13%      28%        6%       8%     14%      13%      28%
Total returnf                                3.11%    7.96%    8.06%   5.99%    6.77%     2.74%    7.17%   7.23%    5.20%     .89%


a  For a share outstanding throughout the period.  Rounded to the nearest cent.
b  Six months ended Dec. 31, 1998 (Unaudited).
c  Inception date was March 20, 1995
d  Adjusted to an annual basis.
e  Effective  fiscal year 1996,  expense  ratio is based on total  expenses of the
   Fund before reduction of earnings  credits on cash balances.  fTotal return does not reflect payment of a sales charge.



IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changesa

                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net asset value, beginning of period         $5.29    $5.15    $5.06   $5.09    $5.12     $5.29    $5.15   $5.06    $5.09    $5.17
Income from investment operations:
Net investment income (loss)                   .13      .27      .28     .29      .30       .11      .23     .25      .25      .09
Net gains (losses) (both realized and unrealize.04      .14      .09    (.03)    (.03)      .04      .14     .09     (.03)    (.08)
Total from investment operations               .17      .41      .37     .26      .27       .15      .37     .34      .22      .01
Less distributions:
Distributions from net investment income      (.13)    (.27)    (.28)   (.29)    (.30)     (.11)    (.23)   (.25)    (.25)    (.09)
Net asset value, end of period               $5.33    $5.29    $5.15   $5.06    $5.09     $5.33    $5.29   $5.15    $5.06    $5.09
Ratios/supplemental data:
                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net assets, end of period (in millions)       $104     $105     $108    $115     $120       $12      $10      $8       $5       $2
Ratio of expenses to average daily net assets.80%d     .79%     .81%    .82%     .70%    1.56%d    1.55%   1.56%    1.59%   1.59%e
Ratio of net investment income (loss)
to average daily net assets                 4.87%d    5.22%    5.55%   5.51%    6.00%    4.12%d    4.47%   4.81%    4.79%   5.42%e
Portfolio turnover rate
(excluding short-term securities)               2%      10%      12%      9%      20%        2%      10%     12%       9%      20%
Total returnf                                3.19%    8.13%    7.60%   5.23%    5.46%     2.80%    7.35%   6.80%    4.45%     .28%


a  For a share outstanding throughout the period.  Rounded to the nearest cent.
b  Six months ended Dec. 31, 1998 (Unaudited).
c  Inception date was March 20, 1995
d  Adjusted to an annual basis.
e  Effective  fiscal year 1996,  expense  ratio is based on total  expenses of the
   Fund before reduction of earnings  credits on cash balances.  fTotal return does not reflect payment of a sales charge.



IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changesa

                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net asset value, beginning of period         $5.50    $5.38    $5.28   $5.28    $5.26     $5.50    $5.38   $5.28    $5.28    $5.34
Income from investment operations:
Net investment income (loss)                   .14      .29      .29     .29      .29       .12      .24     .25      .24      .09
Net gains (losses) (both realized and unrealize.03      .12      .10     .01      .03       .03      .13     .10      .01     (.06)
Total from investment operations               .17      .41      .39     .30      .32       .15      .37     .35      .25      .03
Less distributions:
Distributions from net investment income      (.14)    (.29)    (.29)   (.29)    (.30)     (.12)    (.25)   (.25)    (.24)    (.09)
Distributions from realized gains               --       --       --    (.01)      --        --       --      --     (.01)      --
Total distributions                           (.14)    (.29)    (.29)   (.30)    (.30)     (.12)    (.25)   (.25)    (.25)    (.09)
Net asset value, end of period               $5.53    $5.50    $5.38   $5.28    $5.28     $5.53    $5.50   $5.38    $5.28    $5.28
Ratios/supplemental data
                                                            Class A                                      Class B
                                             1998b     1998     1997    1996     1995     1998b     1998    1997     1996    1995c
Net assets, end of period (in millions)        $70      $67      $67     $72      $73        $7       $5      $4       $2       $1
Ration of expenses to average daily net asset.83%d     .83%     .83%    .85%     .71%    1.58%d    1.59%   1.59%    1.59%   1.66%d
Ratio of net investment income (loss)
to average daily net assets                 5.04%d    5.22%    5.46%   5.35%    5.65%    4.29%d    4.47%   4.74%    4.63%   4.58%d
Portfolio turnover rate
(excluding short-term securities)               3%      10%       9%     24%      45%        3%      10%      9%      24%      45%
Total returnf                                3.16%    7.79%    7.43%   5.76%    6.23%     2.80%    6.98%   6.62%    4.96%     .47%


a  For a share outstanding throughout the period.  Rounded to the nearest cent.
b  Six months ended Dec. 31, 1998 (Unaudited).
c  Inception date was March 20, 1995
d  Adjusted to an annual basis.
e  Effective  fiscal year 1996,  expense  ratio is based on total  expenses of the
   Fund before reduction of earnings  credits on cash balances.  fTotal return does not reflect payment of a sales charge.



Investments in Securities

IDS California Tax-Exempt Fund
Dec. 31, 1998 (Unaudited)
                                                       (Percentages represent
                                                         value of investments
                                                       compared to net assets)
Municipal bonds (95.7%)

Name of issuer and                                                 Coupon       Principal        Value(a)
title of issue(b,c)                                                  rate          amount


  ABAG Financial Authority for Nonprofit Corporations

   Certificate of Participation International School
   Series 1996
      05-01-26                                                       7.38%     $2,200,000     $2,351,888
 Anaheim Public Finance Authority Revenue Bonds
   Electric Utilities San Juan Series 2 (FGIC Insured)
      10-01-22                                                       5.75      11,100,000     11,855,243
 Brea Redevelopment Agency Tax Allocation Refunding Bonds
   Redevelopment Project AB (MBIA Insured)
      08-01-17                                                       5.50       1,800,000      1,866,618
 Burbank Redevelopment Agency Tax Allocation Bonds

                       Golden State Series 1993A
      12-01-23                                                       6.00       2,000,000      2,120,440
 Calleguas-Las Virgines Public Finance Authority
   Refunding Revenue Bonds
   Las Virgines Municipal Water District (FSA Insured)
      11-01-23                                                       5.00       1,000,000        992,900
 Chapman College Educational Facilities Authority
   Revenue Bonds Series 1991B
      01-01-18                                                       7.50         500,000        548,460
 Clearlake Redevelopment Agency
   Highlands Park Community Development
   Tax Allocation Bonds Series 1993
      10-01-23                                                       6.40       1,420,000      1,513,635
 Community Development Authority Health Facilities
   Unihealth America Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
      10-01-11                                                       7.77       5,000,000(g)   6,087,500
 Contra Costa County Residential Rent Facility
   Multi-family Housing Revenue Bonds Cypress Meadows
   Series 1998E A.M.T.
      09-01-28                                                       7.00       2,000,000      1,983,680
 Corona Community Facilities District  90-1
   Special Tax Refunding Bonds Series 1998A
      09-01-20                                                       4.70       7,905,000      7,552,594
 Eastern Municipal Water District Riverside County
   Water & Sewer Pre-refunded Revenue
   Certificates of Participation Series 1991 (FGIC Insured)
      07-01-20                                                       6.50       3,000,000      3,271,710
 Eastern Municipal Water District Riverside County
   Water & Sewer Revenue Certificates of Participation
   Series 1991
      07-01-23                                                       6.00       1,000,000      1,077,440
 Educational Facilities Authority Revenue Bonds
   Institute of Technology
      10-01-27                                                       4.50       3,000,000      2,772,330
 El Centro Financial Authority Water & Wastewater
   Revenue Bonds Series 1997A (AMBAC Insured)
      10-01-27                                                       5.13       1,200,000      1,206,312
 Encinitas Unified School District
   Unlimited General Obligation Bonds
   Zero Coupon Series 1996 (MBIA Insured)
      08-01-15                                                       5.85       2,500,000(f)   1,107,575
      08-01-16                                                       5.85       1,000,000(f)     418,200
 Fontana Redevelopment Agency
   Refunding Certificate of Participation
   Police Facility Series 1993
      04-01-16                                                       5.63       4,500,000      4,658,760
 Fontana Unified School District
   San Bernardino County General Obligation
   Convertible Capital Appreciation Bonds
   Series 1995C (FGIC Insured)
      05-01-20                                                       6.15       3,470,000      3,891,987
 Fontana Unified School District
   Unlimited Tax General Obligation Bonds
   Zero Coupon Series D (FGIC Insured)
      05-01-20                                                       6.28       2,000,000(h)   2,021,840
 Foothill/Eastern Transportation Corridor Agency
   Toll Road Senior Lien Revenue Bonds Series 1995A
      01-01-34                                                       6.00       1,775,000      1,896,889
 Garden Grove Agency Community Development
   Tax Allocation Refunding Bonds
   Garden Grove Community
      10-01-23                                                       5.88       3,000,000      3,139,800
 Garden Grove Certificate of Participation
   Bahia Village/Emerald Isle
   (FSA Insured)
      08-01-23                                                       5.70       2,660,000      2,827,527
 Huntington Beach Certificate of Participation Revenue Bonds
   Civic Center Refinancing (AMBAC Insured)
      08-01-16                                                       5.50       1,715,000      1,763,363
 Inglewood Redevelopment Agency Revenue Bonds
   Series 1998A (AMBAC Insured)
      05-01-23                                                       5.25       1,100,000      1,149,016
 Intercommunity Hospital Finance Authority
   Certificate of Participation (ACA Insured)
      11-01-19                                                       5.25       4,000,000      3,920,280
 Irwindale Redevelopment Agency Sub Lien
   Tax Allocation Bonds Series 1996
      12-01-19                                                       7.00       1,700,000      1,892,525
 Janesville Union School District
   Lassen County General Obligation Bonds
   Series 1996
      08-01-21                                                       6.45         870,000        928,873
 La Mirada Redevelopment Agency Special Tax
   Refunding Revenue Bonds Community Facilities
   District  89-1 Series 1998
      10-01-20                                                       5.70       1,000,000      1,013,070
 Lake Elsinore Public Financing Authority
   Local Agency Revenue Bonds Series 1997F
      09-01-20                                                       7.10       3,000,000      3,251,220
 Lake Elsinore School Financing Authority
   Revenue Bonds Series 1997
      09-01-19                                                       6.13       1,235,000      1,312,150
 Los Angeles Convention & Exhibition Center
   Pre-refunded Certificate of Participation
   Series 1989A
      08-15-09                                                       7.30       1,000,000(d)   1,041,660
      08-15-18                                                       7.38       2,900,000(d)   3,022,119
      08-15-20                                                       7.00       5,000,000      5,199,450
 Los Angeles County Transportation Commission
   Sales Tax Refunding Revenue Bonds
   Series 1989A
      07-01-15                                                       7.40       2,000,000      2,079,480
 Los Angeles County Transportation Commission
   Sales Tax Refunding Revenue Bonds Series A
      07-01-19                                                       7.00       4,150,000      4,312,058
 Los Angeles Department of Airports Revenue Bonds
   Los Angeles International Airport Series 1995D
   (FGIC Insured) A.M.T.
      05-15-15                                                       5.50       1,000,000      1,047,610
 Los Angeles Department of Water & Power
   Waterworks Refunding Revenue Bonds
   Series 2 (Secondary FGIC Insured)
      05-15-18                                                       4.50       3,000,000      2,845,770
 Los Angeles Multi-family Housing Revenue Bonds
   Park Parthenia Series 1986A
   (GNMA Insured) A.M.T.
      01-20-22                                                       7.40       1,000,000      1,023,010
 Los Angeles Single Family Home Mortgage Revenue Bonds
   Series 1991A (GNMA & FNMA
   Insured) A.M.T.
      06-01-25                                                       6.88         770,000        811,488
 Los Angeles State Harbor Revenue Bonds
   Escrowed to Maturity
      10-01-18                                                       7.60       1,000,000      1,307,050
 Los Angeles State Harbor Revenue Bonds
   Series 1996B (MBIA Insured) A.M.T.
      11-01-19                                                       5.38       2,000,000      2,052,860
      11-01-23                                                       5.38       1,300,000      1,341,496
 Los Angeles Wastewater System
   Refunding Revenue Bonds Series D (FGIC Insured)
      11-01-17                                                       4.70       1,000,000        979,380
 Los Angeles Water & Power
   Electric Plant Revenue Bonds Series 1990
      05-15-30                                                       7.13       6,500,000      6,948,500
 Millbrae Residential Facility Revenue Bonds
   Magnolia of Millbrae Series 1997A A.M.T.
      09-01-27                                                       7.38       2,500,000      2,631,675
 Modesto Irrigation District Finance Authority
   Refunding Revenue Bonds Domestic Water
   Series 1998D (AMBAC Insured)
      09-01-22                                                       4.75       2,000,000      1,920,220
 Mount Diablo Hospital District Hospital
   Pre-refunded Revenue Bonds
   Series 1990A (AMBAC Insured)
      12-01-17                                                       7.00       3,000,000      3,264,480
 North City West Community School Facility
   Authority Special Tax Refunding Revenue Bonds
   Series 1995B (CGIC Insured)
      09-01-15                                                       5.75       1,000,000      1,091,920
 Northern California Transmission Agency
   California-Oregon Transmission
   Pre-refunded Revenue Bonds
   Series 1990A (MBIA Insured)
      05-01-24                                                       7.00       2,000,000      2,128,540
 Northern California Transmission Select Auction
   Variable Rate Security & Residual Interest Revenue Bonds
   Inverse Floater (MBIA Insured)
      04-29-24                                                       5.50       4,500,000(g)   4,672,170
 Novato Community Facility District  1 Vintage Oaks
   Public Improvement Special Tax Refunding Bonds
      08-01-21                                                       7.25       2,000,000      2,191,160
 Orange County Special Tax Community Facilities Bonds
   Aliso Veijo District 88-1 Series 1992A
      08-15-18                                                       7.35       3,000,000      3,432,510
 Palmdale Community Redevelopment Agency
   Tax Allocation Refunding Revenue Bonds
   Series 1998 (MBIA Insured)
      09-01-34                                                       5.00       2,000,000      1,983,400
 Pittsburg Infrastructure Finance Authority
   Reassessment Revenue Improvement Bonds
   Series 1998A
      09-02-24                                                       5.60       1,465,000      1,474,610
 Pleasanton Joint Powers Financing Authority Reassessment
   Revenue Bonds Series 1993A
      09-02-12                                                       6.15       1,765,000      1,898,699
 Port of Oakland Refunding Revenue Bonds
   Series 1997G (MBIA Insured) A.M.T.
      11-01-25                                                       5.38       3,080,000      3,154,752
 Rancho Cucamonga Redevelopment Agency
   Allocation Pre-refunded Bonds Series 1990
   (MBIA Insured)
      09-01-19                                                       7.13       3,540,000      3,707,513
 Rancho Mirage Joint Powers Finance Authority
   Certificate of Participation Eisenhower Memorial Hospital
      03-01-22                                                       7.00       4,250,000      4,752,690
 Redding Redevelopment Agency Tax Allocation
   Refunding Bonds Canby Hilltop Cypress
   Series D (CGIC Insured)
      09-01-23                                                       5.00       4,700,000      4,653,658
 Redwood City Elementary School District Capital
   Appreciation General Obligation Bonds
   San Mateo County Zero Coupon
   Series 1997 (FGIC Insured)
      08-01-20                                                       5.65       5,475,000(f)   1,827,062
 Richmond Elementary School District
   Lassen County General Obligation Bonds
   Series 1996
      08-01-21                                                       6.50         649,000        708,792
 Richmond Joint Powers Financing Authority
   Leases and Gas Tax Refunding Revenue Bonds
   Series 1995A
      05-15-13                                                       5.25       2,000,000      2,075,740
 Richmond Redevelopment Agency Tax Allocation
   Refunding Bonds Harbour Redevelopment
   Series 1998A (MBIA Insured)
      07-01-23                                                       4.75       2,000,000      1,918,920
 Rural Home Mortgage  Financing  Authority
   Single Family Mortgage Revenue Bonds
   3rd Series 1997A (GNMA Insured) A.M.T.
      09-01-29                                                       7.00       1,425,000      1,606,531
 Rural Home Mortgage Financing Authority
   Single Family  Mortgage  Revenue Bonds
   4th Series 1998B  (FNMA/GNMA  Insured) A.M.T.
      12-01-29                                                       5.75       1,500,000      1,639,980
 Sacramento Cogeneration Authority Pre-refunded
   Revenue Bonds Procter & Gamble
      07-01-10                                                       6.38         500,000        573,250
 Sacramento Cogeneration Authority Unrefunded
   Revenue Bonds Procter & Gamble
      07-01-10                                                       6.38         500,000        568,320
 Sacramento County Certificate of Participation
   (AMBAC Insured)
      10-01-17                                                       4.75       3,000,000      2,917,020
 Sacramento Municipal Utility District Pre-refunded Bonds
   Series Y (MBIA Insured)
      09-01-19                                                       6.75       3,400,000      3,744,454
 Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup Series 1995
      07-01-22                                                       6.00       1,000,000      1,068,650
 San Diego Community Facilities District  1
   Special Tax (MBIA Insured)
      09-01-20                                                       4.75       2,000,000      1,936,740
 San Diego County Capital Asset Lease
   Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
      09-01-07                                                       7.02       3,200,000(g)   3,860,000
 San Diego Regional Transportation Commission Sales Tax
   Pre-refunded Revenue Bonds Limited Tax Series 1989A
      04-01-08                                                       6.25       5,030,000      5,071,648
 San Francisco City & County Airport Commission
   International Airport Revenue Bonds Issue 15B
   2nd Series 1998 (MBIA Insured)
      05-01-20                                                       4.90       2,000,000      1,973,820
 San Joaquin County Certificate of Participation
   Jail & Sheriff's Operation Center (MBIA Insured)
      11-15-15                                                       6.75       2,000,000      2,104,860

      San Joaquin County Pre-refunded Certificate of Participation
   Human Services Facility Series 1989 (BIG Insured)
      05-15-09                                                       6.70       3,500,000      3,618,230
 San Jose Redevelopment Agency Merged Area
   Redevelopment Tax Allocation Bonds
   Series 1993 (MBIA Insured)
      08-01-24                                                       4.75       3,055,000      2,924,063
 San Jose Redevelopment Agency Merged Area
   Tax Allocation Bonds Series 1993 Inverse Floater
   (MBIA Insured)
      08-01-14                                                       6.81       3,000,000(g)   3,240,000
 San Ysidro School District General Obligation Bonds
   San Diego County Series 1997 (AMBAC Insured)
      08-01-21                                                       6.13       1,000,000      1,138,680
 Santa Clara County Mountain View
   Los Altos Union High School District Unlimited Tax
   General Obligation Bonds Series A
      08-01-15                                                       5.75       1,200,000      1,296,780
 Santa Cruz Certificate of Participation
      08-01-07                                                       8.38       1,140,000      1,161,466
 Santa Nella County Water District Improvement
   Limited Obligation Refunding Improvement Bonds
   Series 1998
      09-02-28                                                       6.25       2,500,000      2,489,700
 Sierra Madre Finance Authority Water & Sewer
   Refunding Revenue Bonds Series 1998A (MBIA Insured)
      11-01-18                                                       5.00       2,010,000      2,000,352
 South Tahoe Joint Powers Financing Authority
   Refunding Revenue Bonds Series 1995B
      10-01-20                                                       6.25       2,700,000      2,898,963
 South Whittier Elementary School District
   Unlimited Tax General Obligation Capital
   Appreciation Bonds Zero Coupon
   Series 1998A (FGIC Insured)
      08-01-15                                                       5.15         300,000(f)     132,909
      08-01-16                                                       5.15         500,000(f)     209,100
 Southern California Home Financing Authority
   Single Family Mortgage Revenue Bonds 1990B
   (GNMA Insured) A.M.T.
      03-01-24                                                       7.75         475,000        497,629
 Southern California Metropolitan Water District
   Waterworks Revenue Bonds Series 1998A
      07-01-22                                                       4.75       3,750,000      3,596,213
 Southern California Public Power Authority Transmission
   Special Bonds
      07-01-12                                                       6.00       2,700,000      2,903,823
 State Department Water Resource
   Water Systems Revenue Bonds Center Valley
   Series 1995O
      12-01-18                                                       4.75       2,000,000      1,947,160
 State Department Water Resource
   Water Systems Revenue Bonds Central Valley
   Series L
      12-01-23                                                       5.50       3,000,000      3,111,600
 State Education Facility Authority
   Revenue Bonds Pomona College
      02-15-17                                                       6.00       3,000,000      3,223,470
 State Education Facility Authority
   Revenue Bonds Series 1997B
      04-01-21                                                       6.30       1,000,000      1,084,620

      State Health Facility Finance Authority
   Pre-refunded Revenue Bonds
   St. Joseph Health System Series 1989A
      07-01-14                                                       6.90       3,500,000      3,635,660
 State Pollution Control Finance Authority Pollution Control
   Revenue Bonds Southern California Edison
   Series 1988A A.M.T.
      09-01-06                                                       6.90       2,000,000      2,074,800
 State Public Works Board California Community
   Colleges Lease Revenue Bonds Series 1994B
      03-01-19                                                       7.00       2,000,000      2,339,420
 State Public Works Board Lease Revenue Bonds
   Department of Correction Substance Abuse Treatment
   Facility & State Prison at Corcoran Series 1996A
   (AMBAC Insured)
      01-01-21                                                       5.25       1,870,000      1,901,753
 State Public Works Board University of California Lease
   Pre-refunded Revenue Bonds Series 1990A
      09-01-15                                                       7.00       2,250,000      2,429,978
 State University Refunding Revenue Bonds
   Series C (AMBAC Insured)
      09-01-23                                                       5.00       2,000,000      1,980,280
 State Unlimited Tax General Obligation Bonds
   (Secondary FGIC Insured)
      09-01-23                                                       4.75       1,325,000(d)   1,267,402
 State Unlimited Tax General Obligation Refunding Bonds
      02-01-21                                                       5.00       3,000,000      2,976,090
 Statewide Communities Development Authority
   Certificate of Participation San Diego State University
   Student Residence Series 1998A (MBIA Insured)
      06-01-20                                                       5.00       1,500,000      1,494,075
 Statewide Community Development Authority
   Revenue Certificate of Participation
   St. Joseph Health System Group
      07-01-15                                                       6.50       5,500,000      6,317,300
 Stockton Single Family Mortgage Revenue Bonds
   Series 1990A (GNMA Insured) A.M.T.
      02-01-23                                                       7.50          90,000         99,452
 University of Southern California Educational
   Facilities Authority Pre-refunded Revenue Bonds
   Series 1989B
      10-01-15                                                       6.75       5,000,000      5,223,200
 Upland Certificate of Participation Water System
   Refunding Bonds (FGIC Insured)
      08-01-16                                                       6.60       1,000,000      1,098,760


 Total municipal bonds
 (Cost: $236,844,544)                                                $261,272,468


 Municipal notes (2.8%)

 Health Facilities Authority
   Sutter Health V.R. Series 1996
     07-02-22                                                        5.10%       $500,000         $500,000
 Health Facilities Authority
   Sutter Health V.R. Series 1996B
     03-01-12                                                        5.10         100,000          100,000
 Health Facilities Authority
   Sutter Health V.R. Series 1996C
     11-15-11                                                        5.38       1,070,000        1,151,780
     07-02-22                                                        5.10         800,000          800,000
Health Facilities Financing Authority
   Revenue Bonds Sutter Health
   V.R. Series 1990A
     03-01-20                                                        5.10         900,000          900,000
 Irvine Ranch Water District
   Bank of America V.R. Series 1993
     04-01-33                                                        5.10         600,000          600,000
 Irvine Ranch Water District
   V.R. Series 1990
     09-02-15                                                        5.10       1,000,000        1,000,000
 Irvine Ranch Water District
   V.R. Series 1991
     08-01-16                                                        5.10         600,000          600,000
 Irvine Ranch Water District
   V.R. Series 1995
     01-01-21                                                        5.10       1,100,000        1,100,000
 Orange County Sanitation District
   V.R. Series 1990 (AMBAC Insured)
     08-01-15                                                        5.10         700,000          700,000
 Statewide Community Development Authority
   Certificate of Participation
   Northern California Retirement Officers V.R.
     06-01-26                                                        5.10         100,000          100,000

 Total municipal notes
 (Cost: $7,549,506)                                                                             $7,551,780


                 Total investments in securities
 (Cost: $244,394,050)(i)                                                                      $268,824,248


  See accompanying notes to investments in securities.


   Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue: ACA -- ACA Financial Guaranty Corporation
AMBAC -- American  Municipal Bond Association  Corporation BIG -- Bond Investors
Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee
Insurance  Corporation FHA -- Federal Housing Authority FNMA -- Federal National
Mortgage  Association  FSA -- Financial  Security  Assurance  GNMA -- Government
National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:
A.M.T.  --   Alternative Minimum Tax -- As of Dec. 31, 1998, the value of securities subject to alternative minimum tax represented 7.32%
             of net assets.
B.A.N.  --   Bond Anticipation Note
C.P.    --   Commercial Paper
R.A.N.  --   Revenue Anticipation Note
T.A.N.  --   Tax Anticipation Note
T.R.A.N.--   Tax & Revenue Anticipation Note
V.R.    --   Variable Rate
V.R.D.B.--   Variable Rate Demand Bond
V.R.D.N.--   Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                        Notional amount

Purchase contracts
Municipal Bonds March 1999                                   $5,000,000

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1998. Inverse floaters in the aggregate represent 6.54% of the Fund's net assets as of Dec. 31, 1998.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) At Dec. 31, 1998, the cost of securities for federal income tax purposes was approximately $244,394,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation......................................$24,628,000

 Unrealized depreciation.........................................(198,000)

 Net unrealized appreciation..................................$24,430,000





IDS Massachusetts Tax-Exempt Fund
Dec. 31, 1998 (Unaudited)
                                                        (Percentages represent
                                                          value of investments
                                                        compared to net assets)
Municipal bonds (94.2%)
Name of issuer and                                                       Coupon       Principal        Value(a)
title of issue(b,c)                                                        rate          amount

 Bay Transit Authority Series B
   (Secondary CGIC Insured)
      03-01-21                                                             5.50%       $500,000       $513,610
 Bay Transportation Authority General Transportation System
   Refunding Bonds Series 1992B
      03-01-16                                                             6.20       1,500,000      1,750,905
 Boston City Hospital Pre-refunded Revenue Bonds
   Series A (FHA Insured)
      02-15-21                                                             7.63       1,000,000      1,083,490
 Boston City Hospital Refunding Revenue Bonds
   Series B (FHA Insured)
      02-15-23                                                             5.75       3,000,000(e)   3,109,381
 Boston General Obligation Bonds
   Series 1991A (MBIA Insured)
      07-01-11                                                             6.75         500,000        546,480
 Boston General Obligation Refunding Bonds
   Series 1993A (AMBAC Insured)
      02-01-09                                                             5.65       1,500,000(e)   1,621,170
 Boston Industrial Development Financing Authority
   Revenue Bonds Massachusetts College of Pharmacy
   Series 1993A (Connie Lee Insured)
      10-01-26                                                             5.25       1,000,000      1,003,700
 Boston Water & Sewer Commission
   General Pre-refunded Revenue Bonds
   Senior Series 1991A (FGIC Insured)
      11-01-18                                                             7.00       1,000,000      1,108,820
 Commonwealth General Obligation Consolidated Loan
   Pre-refunded Bonds Series 1990A (FGIC Insured)
      03-01-09                                                             7.25         500,000        532,525
 Haverhill City Unlimited Tax General Obligation Bonds
   Series 1997 (FGIC Insured)
      06-15-17                                                             5.00       1,000,000      1,005,240
 Health & Education Facilities Authority
   Revenue Bonds Vinfen Corporation
   Series 1998A (ACA Insured)
      11-15-28                                                             5.30       1,000,000        979,380
 Health & Educational Facilities Authority
   Pre-refunded Bonds Northeastern University
   Series 1989C (AMBAC Insured)
      10-01-06                                                             7.10       1,000,000      1,047,790
 Health & Educational Facilities Authority
   Pre-refunded Bonds Northeastern University
   Series E (MBIA Insured)
      10-01-22                                                             6.55       1,000,000      1,104,960
 Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Beverly Hospital Series D (MBIA Insured)
      07-01-19                                                             7.30         400,000        416,272
 Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Stonehill College Series 1990D (AMBAC Insured)
      07-01-20                                                             7.70       1,000,000      1,082,150
 Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Wentworth Institute of Technology
   Series A (AMBAC Insured)
      04-01-10                                                             7.40         750,000        801,983
 Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Beth Israel Hospital Series 1989E
      07-01-09                                                             7.00         300,000        311,073
      07-01-14                                                             7.00         250,000        259,035
 Health & Educational Facilities Authority
   Revenue Bonds Berkshire Health Systems
   Series C
      10-01-11                                                             5.90       1,000,000      1,036,240
 Health & Educational Facilities Authority
   Revenue Bonds Boston College
   Series J (FGIC Insured)
      07-01-21                                                             6.63       2,000,000      2,169,940
 Health & Educational Facilities Authority
   Revenue Bonds Brigham & Women's Hospital
   Series 1991D
      07-01-24                                                             6.75       1,000,000      1,092,460
 Health & Educational Facilities Authority
   Revenue Bonds Brigham & Women's Hospital
   Series C
      06-01-21                                                             6.75         500,000        517,435
 Health & Educational Facilities Authority
   Revenue Bonds Cape Cod Health System
   Series A (Connie Lee Insured)
      11-15-21                                                             5.25       2,500,000      2,506,975
 Health & Educational Facilities Authority
   Revenue Bonds Charlton Memorial Hospital
   Series 1991B
      07-01-13                                                             7.25       1,750,000      1,932,088
 Health & Educational Facilities Authority
   Revenue Bonds Holyoke Hospital
   Series B
      07-01-15                                                             6.50       1,000,000      1,069,630
 Health & Educational Facilities Authority
   Revenue Bonds Melrose-Wakefield Hospital
   Series 1992B
      07-01-16                                                             6.38       1,000,000      1,102,920
 Health & Educational Facilities Authority
   Revenue Bonds New England Deaconess Hospital
   Series 1992D
      04-01-12                                                             6.63       1,000,000      1,105,500
 Health & Educational Facilities Authority
   Revenue Bonds Newton Wellesley Hospital
   Series 1991D (MBIA Insured)
      07-01-15                                                             7.00       1,000,000      1,098,380
 Health & Educational Facilities Authority
   Revenue Bonds North Adams Regional Hospital
   Series C
      07-01-18                                                             6.63       1,000,000      1,086,200
 Health & Educational Facilities Authority
   Revenue Bonds South Shore Hospital
   Series 1992D (MBIA Insured)
      07-01-22                                                             6.50       1,000,000      1,094,870
 Health & Educational Facilities Authority
   Revenue Bonds Suffolk University
   Series B (Connie Lee Insured)
      07-01-22                                                             6.35       2,495,000      2,715,333
 Health & Educational Facilities Authority
   Revenue Bonds Valley Regional Health System
   Series C (Connie Lee Insured)
      07-01-18                                                             5.75       1,000,000      1,052,810
 Industrial Finance Agency Assumption College
   Revenue Bonds Series 1996 (Connie Lee Insured)
      07-01-26                                                             6.00       1,000,000      1,092,500
 Industrial Finance Agency Hampshire College
   Revenue Bonds Series 1997
      10-01-17                                                             5.80       1,105,000      1,139,675
 Industrial Finance Agency Pollution Control
   Refunding Revenue Bonds Eastern Edison
   Series 1993
      08-01-08                                                             5.88       2,000,000      2,068,160
 Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991A
      07-01-15                                                             9.00       1,500,000      1,658,325
 Industrial Finance Agency Revenue Bonds
   Museum of Science Series 1989 (FSA Insured)
      11-01-09                                                             7.30       1,000,000      1,054,120
 Leominster General Obligation Bonds (MBIA Insured)
      04-01-09                                                             7.50       1,000,000      1,070,530
 Mansfield General Obligation Bonds (AMBAC Insured)
      11-15-11                                                             6.70       1,000,000      1,104,630
 Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992B
      07-01-17                                                             6.75       1,395,000      1,557,531
 Municipal Wholesale Electric Power
   Supply System Refunding Revenue Bonds
   Series B (MBIA Insured)
      07-01-11                                                             4.75       1,750,000      1,769,268
 Municipal Wholesale Electric Power
   Supply System Revenue Bonds
   Special Parts & Inflows (AMBAC Insured)
      07-01-18                                                             5.45       1,600,000      1,656,016
 Nantucket General Obligation Bonds
      12-01-11                                                             6.80       1,000,000      1,105,010
 New Bedford General Obligation Bonds
   Series 1995 (AMBAC Insured)
      10-15-15                                                             5.50         700,000        735,875
 North Andover General Obligation Bonds
   (MBIA Insured)
      09-15-08                                                             7.35         310,000        338,129
 North Andover Unlimited Tax General
   Obligation Municipal Purpose Loan Bonds
   Series 1998 (FGIC Insured)
      01-15-18                                                             4.75       1,000,000        974,300
 North Attleborough Unlimited General Obligation Bonds
   Series 1997 (AMBAC Insured)
      03-01-17                                                             5.25       1,000,000      1,033,060
 Port Authority Revenue Bonds
   Series 1990A (FGIC Insured) A.M.T.
      07-01-20                                                             7.50       1,000,000      1,070,680
 Southeastern University Building Refunding Revenue Bonds
   Series A (AMBAC Insured)
      05-01-16                                                             5.75       1,250,000      1,340,175
 Southern Berkshire Regional School District Unlimited Tax
   General Obligation Pre-refunded Bonds (AMBAC Insured)
      04-15-10                                                             7.55       1,000,000      1,073,070
 State Development Finance Agency
   Private School Revenue Bonds
   Series 1998
      11-01-18                                                             5.88         500,000        508,115
 State Education Loan Authority
   Educational Loan Revenue Bonds
   Issue E Series B (AMBAC Insured) A.M.T.
      01-01-12                                                             6.00         850,000        922,216
 State General Obligation Consolidated Loan Bonds
   Series 1991A (FGIC Insured)
      06-01-11                                                             6.00       1,095,000      1,155,345
 State Health & Education Facilities Authority
   College Revenue Bonds Brandeis University
   Series 1998I (MBIA Insured)
      10-01-28                                                             4.75       1,000,000        940,810
 State Health & Education Facilities Authority
   Harvard Pilgrim Health Hospital Revenue Bonds
   Series 1998A (FSA Insured)
      07-01-22                                                             4.75       1,000,000        940,650
 State Health & Education Facilities Authority
   Hospital Revenue Bonds Milford-Whitinsville
   Regional Hospital Series 1998C
      07-15-28                                                             5.38       1,065,000      1,050,388
 State Health & Education Facilities Authority
   Revenue Bonds Southcoast Health System
   Series 1998A (MBIA Insured)
      07-01-27                                                             4.75       1,000,000        934,900
 State Health & Education Facility Authority
   Hospital Revenue Bonds Boston Medical Center
   Series 1998A (MBIA Insured)
      07-01-19                                                             5.00       1,000,000        992,400
 State Health & Educational Facilities Authority
   Revenue Bonds Boston College Series 1998L
      06-01-31                                                             4.75       2,000,000      1,868,500
 State Housing Authority Residential
   Development Bonds Series 1992A (FNMA Insured)
      11-15-11                                                             6.88       1,000,000      1,091,020
 State Housing Finance Agency Single Family Housing
   Revenue Bonds Series 13 A.M.T.
      06-01-23                                                             7.95         420,000        440,294
 State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
      12-01-27                                                             7.50       1,000,000      1,042,340
 State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Newton Group Properties LLC
   Series 1997 A.M.T.
      09-01-27                                                             8.00       1,160,000      1,270,165
 State Industrial Finance Agency College Revenue
   Bonds Tufts University Series 1998H (MBIA Insured)
      02-15-28                                                             4.75       1,000,000        941,380
 State Industrial Finance Agency Miscellaneous
   Revenue Bonds Cambridge Friends School
   Series 1998
      09-01-28                                                             5.80         700,000        719,670
 State Industrial Finance Agency School Bonds
   St. John's High School of Worcester County
   Series 1998
      06-01-28                                                             5.35         500,000        496,310
 State Turnpike Authority Metro Highway System
   Senior Lien Revenue Bonds Toll Road
   Series 1997A (MBIA Insured)
      01-01-37                                                             5.00       1,000,000        971,840
 State Water Resource Authority Revenue Bonds
   Series A (Secondary MBIA Insured)
      07-15-22                                                             5.50       1,100,000      1,164,724
 University of Massachusetts Building Authority
   Revenue Bonds Escrowed to Maturity
      05-01-11                                                             7.50         110,000        131,773
 Water Resource Authority General
   Pre-refunded Revenue Bonds Series 1990A
      04-01-14                                                             7.63         500,000        536,025
 Water Resource Authority General
   Pre-refunded Revenue Bonds Series 1991A
      12-01-19                                                             6.50       1,000,000      1,097,600
 Water Resource Authority General
   Revenue Bonds Series B (MBIA Insured)
      03-01-22                                                             5.00       1,365,000      1,337,386
 Worcester General Obligation Refunding Bonds
   Series 1995G (MBIA Insured)
      07-01-15                                                             5.30       1,000,000      1,035,760
 Worcester Unlimited Tax General
   Obligation Bonds Series 1998A (FSA Insured)
      07-01-17                                                             4.90       1,000,000        990,040


 Total municipal bonds
 (Cost: $75,720,079)                                                                               $82,279,450



 Municipal notes (3.7%)

State Health & Education Facility
   Series 1985 V.R.
     01-01-35                                                              4.00%      $300,000         $300,000
     01-01-35                                                              5.00      1,800,000        1,800,000
 State Health & Education Facility
   Series 1985B V.R.
     01-01-35                                                              5.00      1,100,000        1,100,000

 Total municipal notes
 (Cost: $3,200,000)                                                                                  $3,200,000


 Total investments in securities
 (Cost: $78,920,079)(f)                                                                             $85,479,450


  See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue: ACA -- ACA Financial Guaranty Corporation
AMBAC -- American  Municipal Bond Association  Corporation BIG -- Bond Investors
Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee
Insurance  Corporation FHA -- Federal Housing Authority FNMA -- Federal National
Mortgage  Association  FSA -- Financial  Security  Assurance  GNMA -- Government
National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:
A.M.T.  --  Alternative Minimum Tax -- As of Dec. 31, 1998, the value of securities subject to alternative minimum tax represented 5.44%
            of net assets.
B.A.N.  --  Bond Anticipation Note
C.P.    --  Commercial Paper
R.A.N.  --  Revenue Anticipation Note
T.A.N.  --  Tax Anticipation Note
T.R.A.N.--  Tax & Revenue Anticipation Note
V.R.    --  Variable Rate
V.R.D.B.--  Variable Rate Demand Bond
V.R.D.N.--  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                     Notional amount

Purchase contracts
Municipal Bonds March 1999                                $1,500,000

(f) At Dec. 31, 1998, the cost of securities for federal income tax purposes was
approximately   $78,835,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation.................................$6,651,000

 Unrealized depreciation.....................................(7,000)

 Net unrealized appreciation.............................$6,644,000



IDS Michigan Tax-Exempt Fund
Dec. 31, 1998 (Unaudited)
                                                       (Percentages represent
                                                         value of investments
                                                       compared to net assets)
Municipal bonds (97.3%)
Name of issuer and                                           Coupon       Principal        Value(a)
title of issue(b,c)                                            rate          amount

 Auburn Hills Limited Tax General Obligation
   Street Improvement Bonds
      05-01-04                                                 6.00%       $200,000(e)    $204,726
 Battle Creek Calhoun County Downtown
   Development Authority Bonds Series 1994
      05-01-22                                                 7.65       1,250,000      1,486,850
 Belding Area Schools Unlimited Tax General
   Obligation Refunding Bonds Series 1998
   (AMBAC Insured)
      05-01-26                                                 5.00       1,000,000        982,380
 Buena Vista School District Saginaw County
   School Building & Site Unlimited Tax
   General Obligation Pre-refunded Bonds Series 1991
      05-01-16                                                 7.20       1,500,000(e)   1,647,990
 Central Michigan University Revenue Bonds
   Series 1997 (FGIC Insured)
      10-01-26                                                 5.50         750,000        828,458
 Central Michigan University Revenue Bonds
   Series 1998 (FGIC Insured)
      10-01-27                                                 5.00       1,000,000        981,960
 Chippewa County Hospital Financial Authority
   Hospital Refunding Revenue Bonds
   Chippewa County War Memorial Hospital
   Series 1997B
      11-01-14                                                 5.63         500,000        507,290
 Chippewa Valley School District Unlimited Tax
   General Obligation Bonds (FGIC Insured)
      05-01-21                                                 5.00       1,000,000        981,460
 Chippewa Valley Schools Unlimited Tax
   General Obligation Refunding Bonds
   Series 1998 (AMBAC Insured)
      05-01-23                                                 4.75       1,000,000        948,790
 Comstock Park Public School Kent County Unlimited Tax
   General Obligation Pre-refunded Bonds Series 1989
      05-01-10                                                 6.88         260,000        268,343
      05-01-16                                                 6.00         400,000        411,688
 Concord Academy Certificate of Participation Series 1998
      10-01-19                                                 7.00       1,000,000        994,440
 Detroit Downtown Development Authority
   Development Area Project  1 Junior Lien
   Tax Increment Refunding Bonds Series 1996D
      07-01-25                                                 6.50       1,000,000      1,166,950
 Detroit General Obligation Pre-refunded Bonds
   Distributable State Aid Series 1989 (AMBAC Insured)
      05-01-09                                                 7.20       1,000,000      1,033,470
 Detroit Sewer Disposal Revenue Bonds (FGIC Insured)
      07-01-23                                                 5.70       2,000,000(e)   2,105,019
 Detroit Unlimited Tax General Obligation Bonds
   Series 1995A
      04-01-15                                                 6.80       1,000,000      1,162,120
 Detroit Unlimited Tax General Obligation
   Pre-refunded Bonds Series A
      04-01-09                                                 7.25       1,000,000      1,030,210
 Detroit Water Supply System Second Lien
   Revenue Bonds Series 1995A (MBIA Insured)
      07-01-25                                                 5.50       1,500,000      1,564,530
 East Lansing School District School Building & Site
   Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1991
      05-01-14                                                 6.63       1,000,000      1,085,390
 Famington Hills Hospital Finance Authority
   Revenue Bonds Botsford General Hospital
   Series 1992A (MBIA Insured)
      02-15-22                                                 6.50       1,500,000      1,650,615
 Ferris State University Board of Trustees
   General Refunding Revenue Bonds
   Series 1995 (MBIA Insured)
      10-01-20                                                 5.25       1,000,000      1,013,250
 Forest Hills School District Unlimited Tax
   General Obligation Pre-refunded Bonds
      05-01-15                                                 7.38       1,000,000      1,062,160
 Frenchtown Resort Drainage District Monroe County Drain
   Pre-refunded Revenue Bonds Series 1987
      05-01-11                                                 7.50         200,000        206,890
      05-01-12                                                 7.50         415,000        429,297
 Garden City Hospital Finance Authority
   Hospital Revenue Bonds Series 1998
      09-01-17                                                 5.75       1,000,000        997,080
 Genesee County General Obligation Bonds
   Sewer Disposal System Series A (AMBAC Insured)
      04-01-15                                                 5.40       1,400,000      1,464,596
 Grand Ledge Public Schools Unlimited Tax General Obligation
   Refunding Bonds Counties of Eaton, Clinton & Ionia
   Series 1995 (MBIA Insured)
      05-01-24                                                 5.38       2,000,000      2,054,580
 Grand Rapids Community College Limited Tax
   General Obligation Bonds Series 1996 (MBIA Insured)
      05-01-19                                                 5.38       1,000,000      1,029,130
 Grand Rapids Sanitary Sewer System Refunding
   Revenue Bonds Series 1998A (FGIC Insured)
      01-01-28                                                 4.75       1,000,000        944,410
 Grand Rapids Tax Increment Revenue Bonds
   Series 1994 (MBIA Insured)
      06-01-24                                                 6.88         380,000        435,081
 Grand Rapids Water Supply System Improvement
   Pre-refunded Revenue Bonds Series 1990 (FGIC Insured)
      01-01-20                                                 7.25       1,250,000      1,324,938
 Inkster School District Unlimited Tax General Obligation
   Pre-refunded Bonds (AMBAC Insured)
      05-01-18                                                 7.00         450,000        478,125
 Iosco County Water Supply System Limited Tax
   General Obligation Bonds (AMBAC Insured)
      05-01-08                                                 5.50         175,000        178,500
      05-01-09                                                 5.50         200,000        204,000
      05-01-10                                                 5.50         200,000        204,000
 Kalamazoo Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Bronson Methodist Hospital Series 1998 (MBIA Insured)
      05-15-18                                                 5.25         500,000        508,975
 Lake Orion School District General Obligation Bonds
   (AMBAC Insured)
      05-01-20                                                 5.50       1,000,000      1,039,640
 Lincoln Park School District Wayne County
   School Building & Site Unlimited Tax
   General Obligation Bonds (FGIC Insured)
      05-01-26                                                 5.90       1,000,000      1,123,960
 Marquette Hospital Finance Authority
   Pre-refunded Revenue Bonds
   Marquette General Hospital Series 1989C
      04-01-07                                                 7.50         175,000        180,376
      04-01-19                                                 7.50         650,000        669,968
 Monroe County  Pollution  Control  Revenue Bonds
   Detroit  Edison Fermi 2 Plants
   Series CC (AMBAC Insured) A.M.T.
      12-01-19                                                 7.50       1,750,000      1,859,638
 Monroe County  Pollution  Control  Revenue  Bonds
   Detroit  Edison Fermi Plants
   Series 1990I (FGIC Insured) A.M.T.
      09-01-20                                                 7.65       1,000,000      1,077,820
 Northville Public Schools Unlimited Tax
   General Obligation Bonds Series 1991B
      05-01-08                                                 7.00       1,500,000      1,640,565
 Oakland County Economic Development Corporation
   Obligation Refunding Revenue Bonds
   Cranbrook Educational Community Series 1998
      11-01-17                                                 5.00       1,000,000        991,500
 Ovid-Elsie School District Unlimited Tax
   General Obligation Bonds (Secondary MBIA Insured)
      05-01-21                                                 5.60       1,000,000      1,099,580
 Redford General Obligation Bonds (MBIA Insured)
      04-01-16                                                 5.25       1,450,000      1,509,073
 Richmond Limited Obligation Refunding Revenue Bonds
   K mart Series A
      01-01-07                                                 6.63         530,000        567,662
 Rockford Public Schools Kent County Unlimited Tax
   General Obligation Pre-refunded Revenue Bonds
      05-01-19                                                 7.38       1,000,000      1,060,940
 Romulus Township School District Unlimited Tax
   General Obligation Refunding Bonds (FGIC Insured)
      05-01-22                                                 5.75       2,500,000      2,668,149
 Schoolcraft Community School District
   County of Kalamazoo School Building
   & Site Unlimited General Obligation Bonds
   Series 1996 (FGIC Insured)
      05-01-26                                                 5.38       1,000,000      1,025,910
 South Lake District Unlimited Tax General Obligation
   Pre-refunded Bonds
      05-01-10                                                 6.80         355,000        385,477
 South Redford School District Unlimited General
   Obligation Bonds Series 1996 (FGIC Insured)
      05-01-22                                                 5.50       1,000,000      1,050,350
 State Building Authority Refunding
   Revenue Bonds Series 1991I
      10-01-20                                                 6.25       2,200,000      2,357,431
 State Hospital Finance Authority
   Hospital Pre-refunded Revenue Bonds
   McLaren Obligated Group Series 1991A
      09-15-21                                                 7.50       1,750,000      1,954,943
 State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Detroit Medical Center Series 1988A
      08-15-12                                                 8.13          90,000         92,138
 State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Detroit Medical Center Series A
      08-15-13                                                 6.25       1,200,000      1,289,424
 State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
      01-01-26                                                 6.70       1,000,000      1,113,530
 State Hospital Finance Authority
   Pre-refunded Revenue Bonds
   Henry Ford Hospital Series 1990A
      07-01-10                                                 7.00       1,000,000      1,071,990
 State Hospital Finance Authority
   Pre-refunded Revenue Bonds
   Oakwood Hospital Group Series 1990A (FGIC Insured)
      07-01-18                                                 7.10       1,000,000      1,073,380
 State Hospital Finance Authority
   Refunding Revenue Bonds
   Presbyterian Villages Obligated Group Series 1995
      01-01-25                                                 6.50       1,000,000      1,073,910
 State Hospital Finance Authority Revenue Bonds
   Central Michigan Community Hospital
      10-01-27                                                 6.25       1,000,000      1,057,850
 State Hospital Finance Authority Revenue Bonds
   Presbyterian Villages of Michigan
   Obligated Group Series 1997
      01-01-25                                                 6.38         700,000        748,860
 State Hospital Finance Authority Revenue Bonds
   St. John's Hospital & Medical Center (AMBAC Insured)
      05-15-26                                                 5.25       1,400,000      1,408,148
 State Public Power Agency Belle River
   Refunding Revenue Bonds Series A
      01-01-18                                                 5.25       1,000,000      1,009,210
 State Strategic Fund Limited Obligation Refunding
   Revenue Bonds Great Lakes Pulp & Fibre
   Series 1994 A.M.T.
      12-01-27                                                 5.00         625,827(d)     438,079
 State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds Detroit Edison
   Series 1990BB (MBIA Insured)
      07-15-08                                                 7.00       1,000,000      1,214,670
 State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds Detroit Edison
   Series 1992BB (FGIC Insured)
      02-15-16                                                 6.50       1,500,000      1,628,715
 State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds Ford Motor
   Series 1991A
      02-01-06                                                 7.10       1,650,000(e)   1,937,942
 State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Oxford Institute Escrowed to Maturity
      08-15-05                                                 7.88         150,000        170,913
 State Strategic Fund Nursing Home
   Revenue Bonds Holland Home Series 1998
      11-15-28                                                 5.75       1,000,000        988,660
 State Trunk Line Bonds Series A  (FGIC Insured)
      11-15-20                                                 5.75       1,065,000      1,184,621
 State Trunk Line Refunding Revenue Bonds
   Series 1998A (MBIA Insured)
      11-01-20                                                 4.75       1,000,000         954,160
 State University Revenue Bonds Series A
      08-15-22                                                 5.50         560,000        593,074
 Summit Academy Certificate of Participation
   Series 1998
      09-01-18                                                 7.00       1,110,000      1,111,476
 Troy City Downtown Development Authority
   County of Oakland Development Bonds
   Series 1995A Asset Guaranty
      11-01-18                                                 6.38       1,500,000      1,680,705
 Van Buren Township Tax Increment Revenue Bonds
   Series 1994
      10-01-16                                                 8.40       1,000,000      1,141,960
 Wayne Charter County Airport Revenue Bonds Detroit
   Metropolitan Airport Series
   1990A (AMBAC Insured) A.M.T.
      12-01-20                                                 7.00       1,080,000      1,159,142
 Wayne Charter County Airport Revenue Bonds
   Detroit Metropolitan Airport
   Series 1998A A.M.T.
      12-01-28                                                 5.00       1,000,000        969,770


 Total municipal bonds
 (Cost: $73,480,571)                                                                   $80,953,000


Municipal notes (1.3%)

 Regents of the University of Michigan Hospital
   Revenue Bonds V.R. Series A
     12-01-21                                                  5.15%     $400,000        $400,000
 Regents of the University of Michigan Hospital
   Revenue Bonds V.R. Series 1992A
     12-01-19                                                  5.15       300,000         300,000
 Regents of the University of Michigan Hospital
   Revenue Bonds V.R. Series 1995A
     12-01-27                                                  5.15        100,000        100,000
 Wayne Charter County Airport Revenue Bonds
   A.M.T.
     12-01-22                                                  4.45        300,000        300,000


 Total municipal notes
 (Cost: $1,100,000)                                                                    $1,100,000


 Total investments in securities
 (Cost: $74,580,571)(g)                                                               $82,053,000


See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue: ACA -- ACA Financial Guaranty Corporation
AMBAC -- American  Municipal Bond Association  Corporation BIG -- Bond Investors
Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee
Insurance  Corporation FHA -- Federal Housing Authority FNMA -- Federal National
Mortgage  Association  FSA -- Financial  Security  Assurance  GNMA -- Government
National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:
A.M.T.  --   Alternative Minimum Tax -- As of Dec. 31, 1998, the value of securities subject to alternative minimum tax represented - 6.97%
             of net assets.
B.A.N.  --   Bond Anticipation Note
C.P.    --   Commercial Paper
R.A.N.  --   Revenue Anticipation Note
T.A.N.  --   Tax Anticipation Note
T.R.A.N.--   Tax & Revenue Anticipation Note
V.R.    --   Variable Rate
V.R.D.B.--   Variable Rate Demand Bond
V.R.D.N.--   Variable Rate Demand Note

(d) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                       Notional amount

Purchase contracts
Municipal Bonds March 1999                                  $1,500,000

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(g) At Dec. 31, 1998, the cost of securities for federal income tax purposes was
approximately   $74,514,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation.....................................$7,738,000

 Unrealized depreciation.......................................(199,000)

 Net unrealized appreciation.................................$7,539,000



IDS Minnesota Tax-Exempt Fund
Dec. 31, 1998 (Unaudited)
                                                       (Percentages represent
                                                         value of investments
                                                       compared to net assets)
Municipal bonds (94.6%)
Name of issuer and                                       Coupon       Principal        Value(a)
title of issue(c,d)                                        rate          amount

Albert Lea Independent School District  241
   Unlimited Tax General Obligation Bonds
   Series 1998 (MBIA Insured)
      02-01-16                                             4.80%     $2,555,000     $2,552,241
 Anoka County General Obligation Capital
   Improvement Revenue Bonds Series 1989B
      02-01-07                                             7.00       1,525,000      1,529,697
      02-01-08                                             7.00       1,650,000      1,655,082
      02-01-09                                             7.00       1,775,000      1,780,467
      02-01-10                                             7.00       3,000,000      3,009,240
 Anoka County Resource Recovery Revenue Bonds
   Northern States Power Series 1985
      12-01-08                                             7.15       3,750,000      3,914,663
 Becker Pollution Control Revenue Bonds Northern
   States Power Sherburne County Generating Station
   Units 1 & 2 Series 1987A
      12-01-05                                             7.25       2,000,000      2,005,560
 Becker Solid Waste Disposal Facility Revenue
   Bonds Liberty Paper Series 1994B A.M.T.
      08-01-15                                             9.00       3,825,000      4,165,846
 Bemidji Hospital Facilities 1st Mortgage
   Pre-refunded Revenue Bonds North Country
   Health Services Series 1991
      09-01-21                                             7.00       1,755,000      1,932,027
 Brooklyn Center Tax Credit Investor Refunding
   Revenue Bonds Four Courts Apartment
   Series 1995B A.M.T.
      06-01-09                                             7.58       2,450,000      2,506,693
 Burnsville Multi-family Housing Refunding Revenue
   Bonds Summit Park Apartments Series 1993
   (FHA Insured)
      07-01-33                                             6.00       4,000,000      4,154,520
 Columbia Heights Multi-family Housing
   Pre-refunded Revenue Bonds Crestview Lutheran
   Home Royce Place Series 1991
      06-01-32                                            10.00         540,000        637,978
 Columbia Heights Multi-family Housing Revenue
   Bonds Crestview Lutheran Home Royce Place
   Series 1991 (FHA Insured)
      06-01-32                                             7.75       2,710,000      3,042,707
 Duluth Economic Development Authority Health
   Care Facilities Pre-refunded Revenue Bonds
   Benedictine Health System St. Mary's Medical
   Center Series 1990
      02-15-20                                             8.38       2,000,000      2,151,380
 Duluth Economic Development Authority Health
   Care Facilities Revenue Bonds BSM Properties
   Incorporated Series 1998A
      12-01-28                                             5.88         500,000        502,935
 Eden Prairie Housing Development Refunding
   Revenue Bonds Eden Commons Series 1990
   (FHA Insured)
      03-01-25                                             8.25       6,075,000      6,285,985
Edina Hospital System Pre-refunded Revenue Bonds
   Fairview Hospital & Health Care Services
   Series 1989A
      07-01-19                                             7.13       2,500,000      2,599,625
 Edina Multi-family Housing Revenue Bonds Walker
   Assisted Living Series 1991
      09-01-31                                             9.00       6,640,000      7,471,062

      Faribault Rice & Goodhue County Independent
   School District  656 General Obligation School
   Building Bonds Series 1995 (FSA Insured)
      06-01-15                                             5.75       6,900,000      7,288,539
 Faribault Single Family Housing Mortgage
   Refunding Revenue Bonds Series 1991A
      12-01-11                                             7.50       1,020,000      1,079,303
 Farmington Independent School District  192
   Unlimited Tax General Obligation Capital
   Appreciation School Building Bonds Zero Coupon
   Series 1998B (FSA Insured)
      02-01-15                                             5.30       2,070,000(g)     922,558
 Fergus Falls Health Care Facilities Revenue Bonds
   LRHC Long-term Care Facility Series 1995
      12-01-25                                             6.50       1,500,000      1,633,020
 Harmony Multi-family Housing Refunding
   Revenue Bonds Zedakah Foundation Series 1997A
      09-01-20                                             5.95       1,240,000      1,293,618
 Hastings Healthcare Tax-Exempt Nursing Home
   Revenue Bonds Regina Medical Center
   (ACA Insured)
      09-15-28                                             5.30       4,100,000      4,051,292
 Hennepin County Lease Revenue Certificates of
   Participation Series 1991
      05-15-17                                             6.80       7,250,000      7,873,138
 Hopkins Pre-refunded Revenue Bonds Blake School
      09-01-24                                             6.70       3,120,000      3,542,635
 Hubbard County Solid Waste Disposal Revenue
   Bonds Potlatch Series 1989 A.M.T.
      08-01-13                                             7.38       5,610,000      5,812,577
 International Falls Solid Waste Disposal Revenue
   Bonds Boise Cascade Series 1990 A.M.T.
      01-01-15                                             7.75       4,000,000      4,154,760
 Little Canada Multi-family Housing Revenue Bonds
   Housing Alternative Development Company
   Series 1997A
      12-01-27                                             6.25       1,000,000      1,015,630
 Little Canada Multi-family Housing Revenue Bonds
   Little Canada Series 1996 A.M.T.
      02-01-27                                             7.00       3,830,000      3,988,562
 Mahtomedi Multi-family Housing Revenue Bonds
   Briarcliff A.M.T.
      06-01-36                                             7.35       2,255,000      2,367,209
 Maplewood Elder Care Facility Revenue Bonds
   Care Institute Series 1994
      01-01-24                                             7.75       3,830,000      4,020,657
 Maplewood Multi-family Housing Refunding
   Revenue Bonds Carefree Cottages of Maplewood III
   Series 1995 A.M.T.
      11-01-32                                             7.20       2,895,000      3,002,260
 Maplewood Multi-family Housing Revenue Bonds
   (FHA Insured) A.M.T.
      07-15-21                                             7.75       2,000,000      2,012,520
 Minneapolis & St. Paul Housing Redevelopment
   Authority Health Care Facilities Revenue Bonds
   Group Health Plan Series 1992
      12-01-13                                             6.75      10,500,000(f)  11,365,619
 Minneapolis & St. Paul Housing Redevelopment
   Authority Health Care System Revenue Bonds
   Healthspan Series 1993A (AMBAC Insured)
      11-15-18                                             4.75      13,500,000     12,996,584
 Minneapolis & St. Paul Metropolitan Airports
   Commission Airport Revenue Bonds Series 1998A
  (AMBAC Insured)
      01-01-22                                             5.00       2,500,000      2,487,150
 Minneapolis Community Development Agency
   Limited Tax Supported Development General
   Obligation Bonds Common Bond Fund
   Series 1997-97A
      06-01-12                                             5.50         250,000        263,490
 Minneapolis Community Development Agency
   Limited Tax Supported Development Revenue
   Bonds Common Bond Fund 1st Series 1996
      06-01-11                                             6.00         980,000      1,032,616
 Minneapolis Community Development Agency
   Limited Tax Supported Development Revenue
   Bonds Common Bond Fund 2nd Series 1998A
   A.M.T.
      06-01-16                                             5.20         290,000        290,844
      06-01-19                                             5.25         500,000        498,115
 Minneapolis Community Development Agency
   Limited Tax Supported Development Revenue
   Bonds Common Bond Fund 5th Series 1997
      12-01-27                                             5.70         680,000        710,396
 Minneapolis General Obligation Bonds Sports Arena
   Series 1996
      10-01-24                                             5.20       4,940,000      5,048,779
 Minneapolis Hospital Facilities Pre-refunded
   Revenue Bonds Lifespan Incorporated Series 1989A
      12-01-14                                             7.00       5,000,000      5,274,450
 Minneapolis Nursing Home Revenue Bonds Walker
   Cityview & Southview Series 1992
      07-01-22                                             8.50       5,345,000      6,075,662
 Minneapolis Special School District  1 Certificates
   of Participation Series 1997A (MBIA Insured)
      02-01-17                                             5.38       2,400,000      2,491,296
 Minneapolis Special School District  1 Certificates
   of Participation Series 1998A (FGIC Insured)
      02-01-19                                             4.75       2,000,000      1,937,000
 Minnetonka Multi-family Housing Refunding
   Revenue Bonds Cedar Hills West (FHA Insured)
      06-01-26                                             7.75       5,400,000      5,606,550
 Minnetonka Multi-family Housing Revenue Bonds
   Cedar Hills Series 1985
      12-01-17                                             7.50         500,000        523,335
 Minnetonka Senior Housing Revenue Bonds
   Westridge
      09-01-17                                             6.75         650,000        669,604
      09-01-27                                             7.00         500,000        520,550
 New Brighton Tax Credit Investor  Revenue Bonds
   Polynesian  Village  Apartments
   Series 1995B A.M.T.
      07-15-09                                             7.75       2,355,000      2,438,108
 North St. Paul General Obligation School Bonds
   Series 1996A
      02-01-25                                             5.13       6,310,000      6,370,008
 Northern Minnesota Municipal Power Agency
   Electric System Refunding Revenue Bonds
   Series 1989A
      01-01-16                                             7.25       5,475,000      5,584,500
 Northern Minnesota Municipal Power Agency
   Electric System Refunding Revenue Bonds
   Series 1998B (AMBAC Insured)
      01-01-20                                             4.75       3,000,000         2,914,560
 Oakdale Multi-family Housing Refunding Revenue
   Bonds Oakdale Village Apartments Series 1998
   A.M.T.
      11-01-28                                             6.00       3,650,000      3,659,016
 Olmsted County Health Care Facilities Revenue
   Bonds Olmsted Medical Center
      07-01-19                                             5.55       1,125,000      1,089,169
 Owatonna Public Utilities Pre-refunded Revenue
   Bonds Series 1991
      01-01-16                                             6.75       1,000,000      1,062,450
 Plymouth Multi-family Housing Revenue Bonds
   Harbor Lane Apartments Series 1993
   (Asset Guaranty) A.M.T.
      09-01-13                                             5.90       2,325,000      2,423,487
 Richfield Independent School District  280
   Unlimited Tax General Obligation School Building
   Bonds Series 1993C Inverse Floater (FGIC Insured)
      02-01-10                                             6.23       3,300,000(h)   3,518,625
      02-01-12                                             6.18       2,510,000(h)   2,648,050
 Richfield Multi-family Housing Refunding Revenue
   Bonds Village Shores Apartments Series 1996
      08-01-31                                             7.63       2,970,000      3,109,382
 Robbinsdale Multi-family Housing Revenue Bonds
   Copperfield Hill Series 1996A
      12-01-31                                             7.35       3,260,000      3,361,484
 Rochester Health Care Facilities Revenue Bonds
   Mayo Foundation Series 1992A
      11-15-19                                             4.95       5,000,000      4,904,700
 Rochester Multi-family Housing Development
   Revenue Bonds Civic Square Series 1991
   (FHA Insured) A.M.T.
      07-15-31                                             7.45       4,340,000      4,609,688
 Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds College Properties
   Incorporated Series 1998
      10-01-28                                             5.88       2,000,000      1,992,820
 Shoreview Senior Housing Revenue Bonds
   Series 1996
      02-01-26                                             7.25       2,700,000      2,771,928
 Southeastern Minnesota Multi-county Housing &
   Redevelopment Authority Winona County
   Unlimited Tax General Obligation Bonds
   Series 1997
      01-01-28                                             5.35       1,170,000      1,202,947
 Southern Minnesota Municipal Power Agency Power
   Supply System Revenue Bonds Zero Coupon
   Series 1994A (MBIA Insured)
      01-01-19                                             6.67      19,500,000(g)   7,149,870
      01-01-22                                             6.88      12,000,000(g)   3,756,480
      01-01-24                                             6.08       5,150,000(g)   1,454,412
 Southern Minnesota Municipal Power Agency
   Pre-refunded Revenue Bonds Series 1992A
   Escrowed to Maturity (Secondary MBIA Insured)
      01-01-18                                             5.75       1,970,000      2,137,529
 Southern Minnesota Municipal Power Agency
   Revenue Bonds (Secondary MBIA Insured)
      01-01-16                                             4.75       9,165,000      9,049,245
 Southern Minnesota Municipal Power Agency
   Unrefunded Balance Revenue Bonds Series 1992A
      01-01-18                                             5.75       1,895,000      1,985,884
 Spring Park Health Care Facilities Revenue Bonds
   Twin Birch Health Care Center Series 1991
      08-01-11                                             8.25       1,780,000      1,908,035
 St. Cloud Certificates of Participation
      12-01-17                                             5.90         400,000        407,264
 St. Cloud Hospital Facility Refunding Revenue
   Bonds Series 1993C (AMBAC Insured)
      10-01-20                                             5.30       1,515,000      1,529,408
 St. Cloud Hospital Facility Pre-refunded Revenue
   Bonds St. Cloud Hospital Series 1990B
   (AMBAC Insured)
      07-01-20                                             7.00       5,000,000(f)   5,491,900
 St. Louis Park Health Care Facilities Pre-refunded
   Revenue Bonds Park Nicollet Medical Center
   Series 1990A
      01-01-20                                             9.25       4,000,000      4,316,000
St. Louis Park Health Care Facilities Pre-refunded
   Revenue Bonds Park Nicollet Medical Center
   Series 1991A
      01-01-21                                             8.63       2,000,000      2,194,880
 St. Louis Park Health Care Facilities Revenue Bonds
   Healthsystem Minnesota Obligated Group
   Series 1993 (AMBAC Insured)
      07-01-23                                             5.20       5,000,000      5,010,950
 St. Louis Park Health Care Facilities Revenue Bonds
   Healthsystem Minnesota Obligated Group
   Series 1993B Inverse Floater (AMBAC Insured)
      07-01-13                                             5.68       7,000,000(h)   7,262,500
 St. Louis Park Multi-family Housing Refunding
   Revenue Bonds Park Boulevard Towers
   Series 1996A
      04-01-31                                             7.00       3,940,000      4,116,551
 St. Paul Housing & Development Bonds
   Highland Retirement (FHA Insured)
      03-01-26                                             7.01       5,210,000(b)   5,157,900
 St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Lyngblomsten Care Center Series 1993A
      11-01-06                                             7.13         890,000        939,244
      11-01-17                                             7.13       1,840,000      1,971,026
 St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Lyngblomsten Multi-family Rental Housing
   Series 1993B
      11-01-24                                             7.00       1,870,000      1,916,096
 St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Regions Hospital Series 1998
      05-15-28                                             5.30       4,125,000      4,005,210
 St. Paul Housing & Redevelopment Authority
   Sales Tax Revenue Bonds Civic Center
   Escrowed to Maturity (Secondary MBIA Insured)
      11-01-23                                             5.55       7,500,000      7,996,275
 St. Paul Housing & Redevelopment Authority
   Single Family Housing Mortgage Refunding
   Revenue Mortgage-backed Bonds Middle Income
   Phase II (FNMA Insured)
      03-01-28                                             6.80       3,345,000      3,622,568
 St. Paul Port Authority Unlimited Tax General
   Obligation Bonds
      03-01-24                                             5.13       4,770,000      4,739,615
 St. Paul Unlimited Tax General Obligation Bonds
   Block 39 Series 1998A
      02-01-25                                             4.75       2,000,000      1,919,060
 State Agricultural & Economic Development Board
   Health Care Systems Fairview Hospital &
   Healthcare Service Series 1997A (MBIA Insured)
      11-15-26                                             5.75       2,000,000      2,138,360
 State General Obligation Various Purpose
   Pre-refunded Bonds Series 1990
      08-01-09                                             7.00       7,850,000      8,288,814
 State General Obligation Various Purpose
   Pre-refunded Bonds Series 1991
      08-01-11                                             6.70       8,000,000      8,606,239
 State Higher Education Facilities Authority
   Augsburg College Mortgage Revenue Bonds
   Series 4-F1
      05-01-23                                             6.25       1,750,000      1,891,418
 State Higher Education Facilities Authority
   Gustavus Adolphus College Revenue Bonds
   4th Series 1998X
      10-01-24                                             4.80       2,340,000      2,232,711
 State Higher Education Facilities Authority
   Macalester College Refunding Revenue
   Bonds Series 1998U-2
      03-01-22                                             5.13       1,155,000      1,154,134
 State Higher Education Facilities Authority
   Macalester College Revenue Bonds 4th Series 1997J
      03-01-17                                             5.55       1,000,000      1,061,900
 State Higher Education Facilities Authority
   St. Mary's College Mortgage Pre-refunded Revenue
   Bonds Series 2-M
      05-01-17                                             8.38       1,000,000      1,016,830
 State Higher Education Facilities Authority
   University of St. Thomas College Revenue Bonds
   4th Series 1997P
      04-01-23                                             5.40         580,000        593,903
 State Housing Finance Agency Single Family
   Housing Mortgage Bonds Series 1989A A.M.T.
      07-01-29                                             8.00         425,000        434,278
 State Housing Finance Agency Single Family
   Housing Mortgage Bonds Series 1991A A.M.T.
      07-01-22                                             7.45       3,305,000      3,464,962
 State Housing Finance Agency Single Family
   Housing Mortgage Bonds Series 1992A
      07-01-16                                             6.95       2,505,000      2,674,764
 State Housing  Finance  Agency Single  Family  Housing
   Mortgage  Revenue Bonds
   Series 1997D A.M.T.
      07-01-19                                             5.85       2,520,000      2,632,493
 State Housing  Finance  Agency Single  Family  Housing
   Mortgage  Revenue Bonds
   Series 1994L A.M.T.
      07-01-20                                             6.70         985,000      1,051,527
 State Public Facilities Authority Water Pollution
   Control Revenue Bonds Series 1989A
      03-01-09                                             7.00       6,250,000      6,415,000
 State Public Facilities Authority Water Pollution
   Control Revenue Bonds Series 1998A
      03-01-16                                             4.75       3,500,000      3,478,650
 State University Board of Regents General
   Obligation Bonds Inverse Floater Series 1993A
      08-15-03                                             5.92       5,000,000(h)   5,400,000
 State University Board of Regents General
   Obligation Bonds Series 1996A
      07-01-21                                             5.50      12,500,000     13,542,374
 State University Board of Regents General
   Obligation Pre-refunded Bonds Series 1989A
      02-01-11                                             6.00       4,625,000      4,587,121
 State University Board of Regents State University
   System Pre-refunded Revenue Bonds
      06-30-19                                             7.40       2,250,000      2,298,420
 Vadnais Heights Multi-family Housing Refunding
   Revenue Bonds Cottages of Vadnais Heights
   Series 1995 A.M.T.
      12-01-31                                             7.00       3,150,000      3,265,763
 Vadnais Heights Multi-family Housing Tax Credit
   Revenue Bonds Series 1997 A.M.T.
      07-15-09                                             7.00       1,080,000      1,102,086
 Washington County General Obligation Capital
   Improvement Bonds Series 1989A
      02-01-09                                             7.00       2,125,000      2,131,694
      02-01-10                                             7.00       2,300,000      2,307,245
 Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds
      12-01-23                                             6.95       1,955,000      2,027,100
 Western Minnesota Municipal Power Agency
   Revenue Bonds Escrowed to Maturity
   (AMBAC Insured)
      01-01-16                                             6.75       5,935,000      6,362,557
 Western Minnesota Municipal Power Agency
   Supply Refunding Revenue Bonds Series 1987A
   (Secondary MBIA Insured)
      01-01-15                                             5.50      11,250,000     11,263,775
 White Bear Lake Industrial Development Revenue
   Bonds Taylor Series 1988A A.M.T.
      09-01-08                                             8.75       2,250,000      2,310,480


 Total municipal bonds
 (Cost: $378,467,481)                                                             $411,181,448



Municipal notes (3.3%)

 Cohasset Revenue Bonds (Minnesota Power & Light)
   V.R.D.N. Series 1997A
     06-01-20                                              5.10%    $5,200,000     $5,200,000
 Cohasset Revenue Bonds (Minnesota Power & Light)
   V.R.D.N. Series 1997B
     06-01-13                                              5.10      3,600,000      3,600,000
 Cohasset Revenue Bonds (Minnesota Power & Light)
   V.R.D.N. Series 1997C
     06-01-13                                              5.10        400,000        400,000
 Cohasset Revenue Bonds (Minnesota Power & Light)
   V.R.D.N. Series 1997D
     12-01-07                                              5.10        100,000        100,000
 Duluth Health Facilities Revenue Bonds
   (Miller-Dwan Medical Center) V.R.
     06-01-19                                              5.10      3,500,000      3,500,000
 Minneapolis & St. Paul Housing & Redevelopment
   Authority Health Care System Revenue Bonds V.R.
     08-15-25                                              5.15      1,565,000      1,565,000


 Total municipal notes
 (Cost: $14,365,000)                                                              $14,365,000


 Total investments in securities
 (Cost: $392,832,481)(i)                                                         $425,546,448



See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue: ACA -- ACA Financial Guaranty Corporation
AMBAC -- American  Municipal Bond Association  Corporation BIG -- Bond Investors
Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee
Insurance  Corporation FHA -- Federal Housing Authority FNMA -- Federal National
Mortgage  Association  FSA -- Financial  Security  Assurance  GNMA -- Government
National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(d) The following abbreviations may be used in the portfolio descriptions:
A.M.T.  --   Alternative Minimum Tax -- As of Dec. 31, 1998, the value of securities subject to alternative minimum tax represented 12.93%
             of net assets.
B.A.N.  --   Bond Anticipation Note
C.P.    --   Commercial Paper
R.A.N.  --   Revenue Anticipation Note
T.A.N.  --   Tax Anticipation Note
T.R.A.N.--   Tax & Revenue Anticipation Note
V.R.    --   Variable Rate
V.R.D.B.--   Variable Rate Demand Bond
V.R.D.N.--   Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                        Notional amount

Purchase contracts
Municipal Bonds March 1999                                   $4,000,000

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1998. Inverse floaters in the aggregate represent 4.33% of the Fund's net assets as of Dec. 31, 1998.

(i) At Dec. 31, 1998, the cost of securities for federal income tax purposes was approximately $392,832,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.................................$32,873,000

Unrealized depreciation....................................(159,000)

Net unrealized appreciation.............................$32,714,000



Investments in Securities

IDS New York Tax-Exempt Fund
Dec. 31, 1998 (Unaudited)
                                                       (Percentages represent
                                                         value of investments
                                                       compared to net assets)
Municipal bonds (95.6%)
Name of issuer and                                      Coupon       Principal        Value(a)
title of issue(b,c)                                       rate          amount

 Albany County Airport Authority Revenue Bonds
   Series 1997 (FSA Insured) A.M.T.
      12-15-19                                            5.50%       $250,000(e)    $258,095
 Broome County Certificates of Participation
   Public Safety Facility Series 1994 (MBIA Insured)
      04-01-22                                            5.25       2,650,000      2,689,671
 Buffalo Municipal Water Agency Authority
   Water System Revenue Bonds
   Series 1995 (FGIC Insured)
      07-01-25                                            5.00       1,000,000        986,990
 Buffalo School Serial Bonds
   Series 1997B (AMBAC Insured)
      02-01-16                                            5.38         500,000        523,115
 Erie County Unlimited Tax General Obligation Bonds
   Series 1995B (FGIC Insured)
      06-15-25                                            5.50         700,000        732,718
 Erie County Water Authority
   Water Works System Revenue Bonds
   Series 1990A Escrowed to Maturity (AMBAC Insured)
      12-01-08                                            6.00       1,765,000      1,970,305
 Fallsburg Sullivan County Unlimited Tax
   General Obligation Improvement Pre-refunded Bonds
   Series 1991 (AMBAC Insured)
      04-01-11                                            7.05         325,000        355,579
      04-01-12                                            7.05         325,000        355,579
      04-01-13                                            7.05         325,000        355,579
      04-01-14                                            7.05         325,000        355,579
 Great Neck North Water Authority Water System
   Pre-refunded Revenue Bonds Series 1989A
      01-01-20                                            6.00       1,415,000      1,455,101
 Metropolitan Transportation Authority
   Commuter Facilities Revenue Bonds
   Series 1997B (AMBAC Insured)
      07-01-24                                            5.13       1,000,000      1,000,400
 Metropolitan Transportation Authority
   Commuter Facilities Service Contract
   Refunding Bonds 5th Series 1987
      07-01-16                                            6.50       1,775,000      1,891,564
 Metropolitan Transportation Authority
   Transportation Facility Revenue Bonds
   Series 1998A (MBIA Insured)
      07-01-24                                            4.75       1,500,000      1,431,735
 Municipal Assistance Troy
   General Revenue Bonds
   Series 1996A (MBIA Insured)
      01-15-22                                            5.00       1,250,000      1,234,813
 New York & New Jersey Port  Authority  Special
   Obligation  Revenue  Bonds KIAC
   Partners 4th Series 1996 A.M.T.
      10-01-19                                            6.75       1,500,000      1,659,645
 New York City General Obligation Bonds Series 1996J
      02-15-19                                            5.88       1,000,000      1,068,590
 New York City Industrial Development Agency
   Civic Facility Lease Refunding Revenue
   & Improvement Bonds Lighthouse
   International Series 1998 (MBIA Insured)
      07-01-23                                            4.50         200,000        183,846
 New York City Industrial Development Agency
   Civic Facility Lease Revenue Bonds Series 1997
      08-01-16                                            5.80       1,000,000      1,060,580
 New York City Industrial Development Agency
   Civic Facility Lease Revenue Bonds
   Series 1997 (MBIA Insured)
      06-01-17                                            5.25       1,000,000      1,032,040
      06-15-27                                            5.25       1,000,000      1,020,960
 New York City Industrial Development Agency
   Civic Facility Revenue Bonds Series 1993
      07-01-23                                            5.38       2,000,000      2,056,820
 New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1994B Inverse Floater (MBIA Insured)
      06-15-09                                            6.47       2,000,000(d)   2,207,500
 New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1996B (MBIA Insured)
      06-15-26                                            5.75         500,000        534,905
 New York City Pre-refunded Unlimited
   General Obligation Bonds Series 1994B-1
      08-15-16                                            7.00       1,500,000      1,747,020
 New York City Transitional Finance Authority
   Future Tax Secured Revenue Bonds Sales Tax
   Series 1998B
      11-15-23                                            4.75       1,500,000      1,426,395
 New York City Unlimited Tax General
   Obligation Bonds Series 1996G
      02-01-17                                            5.75       1,500,000      1,593,285
 New York City Water Finance Authority
   Water & Sewer System Pre-refunded
   Revenue Bonds Series 1989A (FGIC Insured)
      06-15-14                                            6.75       1,185,000      1,222,363
 New York City Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1989A (FGIC Insured)
      06-15-14                                            6.75         565,000        582,815
 North Hempstead Nassau County
   Various Purpose Bonds
   Series 1998A (FGIC Insured)
      01-15-23                                            4.75       1,000,000        955,800
 State Dormitory Authority City University System
   Consolidated 3rd Resolution Revenue Bonds
   2nd Series 1994 (MBIA Insured)
      07-01-19                                            6.25       1,500,000      1,676,910
 State Dormitory Authority City University System
   Revenue Bonds Series 1993A
      07-01-13                                            5.75       3,000,000      3,333,510
 State Dormitory Authority College
   Revenue Bonds Series 1996 (AMBAC Insured)
      07-01-16                                            5.25       1,140,000      1,179,547
 State Dormitory Authority College Revenue Bonds
   St. Thomas Aquinas Series 1998 (Asset Guaranty)
      07-01-14                                            5.00       1,125,000      1,132,346
 State Dormitory Authority Nursing Home
   Revenue Bonds Frances Schervier Home
   Series 1997 (Asset Guaranty)
      07-01-17                                            5.50       1,000,000      1,043,780
 State Dormitory Authority Revenue Bonds
   Culinary Institute of America Series 1997
   (MBIA Insured)
      07-01-17                                            5.00         500,000        502,390
 State Dormitory Authority Revenue Bonds
   NYACK Hospital Series 1996
      07-01-13                                            6.25       1,000,000      1,072,510
 State Dormitory Authority Revenue Bonds
   Presbyterian Hospital
      08-01-27                                            4.75       1,000,000        947,600
 State Dormitory Authority State University
   Education Facility Cooper Union
   Insured College Revenue Bonds
   Series 1996 (AMBAC Insured)
      07-01-20                                            5.38         860,000        887,434
 State Dormitory Authority State University
   Education Facility Pre-refunded
   Revenue Bonds Series 1990A
      05-15-12                                            7.70       1,750,000      1,886,850
 State Dormitory Authority State University
   Education Facility Refunding
   Revenue Bonds Series 1990B
      05-15-11                                            7.50       1,900,000      2,369,433
 State Dormitory Authority State University
   Education Facility
   Revenue Bonds (Secondary AMBAC Insured)
      05-15-15                                            5.25       1,000,000      1,062,980
      05-15-19                                            5.50       2,000,000      2,160,440
 State Energy Research & Development Authority
   Electric Facility Revenue Bonds Consolidated Edison
   Series 1990A A.M.T.
      07-01-25                                            7.50       5,000,000(e)   5,144,649
 State Energy Research & Development Authority
   Gas Facilities Industrial Development
   Revenue Bonds Series 1996 (MBIA Insured)
      01-01-21                                            5.50       2,000,000      2,096,880
 State Energy Research & Development Authority
   Pollution Control Refunding Revenue Bonds
   Rochester Gas & Electric
   (MBIA Insured) A.M.T.
      05-15-32                                            6.50       2,500,000      2,718,475
 State Energy Research & Development Authority
   Solid Waste  Development  Revenue Bonds
   State Gas & Electric  Company  Series
   1993A (MBIA Insured) A.M.T.
      12-01-28                                            5.70       3,000,000      3,139,230
 State Environmental Facility State Water & Pollution Control
   Revolving Fund Revenue Bonds New York City
   Municipal Water Finance Authority Series 1990A
      06-15-12                                            7.50       3,000,000      3,224,880
 State Local Government Assistance Bonds Series 1992C
      04-01-22                                            5.50       1,500,000      1,529,775
 State Local Government Assistance
   Pre-refunded Bonds Series 1991A
      04-01-16                                            7.00       4,000,000      4,368,600
 State Local Government Assistance
   Sales Tax Refunding Revenue Bonds
   Series 1997B (MBIA Insured)
      04-01-20                                            4.88       1,000,000        976,010
 State Medical Care Facility Finance Agency
   Hospital & Nursing Home Mortgage
   Revenue Bonds Montefiore Hospital
   Series 1989A (FHA Insured)
      02-15-24                                            7.25       1,400,000      1,434,944
 State Medical Care Facility Finance Agency
   Mental Health Services Facility Improving
   Refunding Revenue Bonds Series 1993F
   (Secondary FSA Insured)
      02-15-14                                            5.38       1,000,000(e)   1,052,700
 State Medical Care Facility Finance Agency
   Mental Health Services Facility Improving
   Refunding Revenue Bonds Series 1994A
   (Secondary FSA Insured)
      08-15-23                                            5.25       1,500,000      1,523,055
 State Mortgage Agency Homeowner
   Mortgage Revenue Bonds 27th Series 1992
      04-01-15                                            6.90       3,000,000      3,245,820
 State Mortgage Agency Homeowner
   Mortgage Revenue Bonds Series 1991TT
      04-01-15                                            7.50       4,000,000      4,267,320
 State Thruway Authority Local Highway & Bridge
   Service Contract Bonds Series 1991
      01-01-11                                            6.00       2,500,000      2,621,200
 State Urban Development Correction Facility
   Pre-refunded Revenue Bonds Series 1st Series 1990
   (FSA Insured)
      01-01-20                                            7.50       4,500,000      4,782,600
 State Urban Development Correctional Capital Facilities
   Refunding Revenue Bonds Series 1993A
      01-01-21                                            5.25       2,500,000      2,504,350
 State Urban Development Correctional Capital Facilities
   Revenue Bonds 5th Series 1995 (MBIA Insured)
      01-01-25                                            5.50         750,000        783,525
 State Urban Development Revenue Bonds
   Higher Education Applied Technology Grants
   Series 1995 (MBIA Insured)
      04-01-15                                            5.75       1,000,000      1,076,710
 Triborough Bridge & Tunnel Authority
   General Purpose Pre-refunded
   Revenue Bonds Series 1990S
      01-01-21                                            7.00       3,000,000      3,244,920
 Triborough Bridge & Tunnel Authority
   Special Obligation Refunding Bonds
   Series 1991B (FGIC Insured)
      01-01-15                                            6.88       2,000,000      2,150,840
 United Nations Development Senior Lien
   Refunding Revenue Bonds Series 1992A
      07-01-26                                            6.00       4,500,000      4,987,890
 Utica Industrial Development Agency
   Civic Facility Revenue Bonds
   Series 1996A (MBIA Insured)
      07-15-16                                            5.50         750,000        785,603

      Total municipal bonds
 (Cost: $100,014,490)                                                            $110,865,093



Municipal notes (2.5%)

 Long Island Power Authority
   New York Electric System Revenue Bonds V.R.
     04-01-25                                             3.35%      $600,000       $600,000
 New York City General Obligation Bonds V.R. Series B
   (MBIA Insured)
     08-15-05                                             3.35        500,000        500,000
 New York City General Obligation Bonds V.R.D.N.
    Series 1995B
     08-15-22                                             2.25        100,000        100,000
 New York City General Obligation Bonds V.R.D.N.
    Series B-2
     08-15-22                                             2.25        300,000        300,000
 New York City TFA V.R. Series C
     05-01-28                                             3.30        200,000        200,000
 New York City V.R. Series A
     08-01-23                                             3.10        250,000        250,000
 New York City Water Finance Authority
   Water & Sewer System Revenue Bonds Series B
     06-15-23                                             2.70        600,000        600,000
 State Dormitory Authority
   Cornell University V.R. Series B
     07-01-25                                             4.10        400,000        400,000


 Total municipal notes
 (Cost: $2,950,000)                                                               $2,950,000


 Total investments in securities
 (Cost: $102,964,490)(g)                                                        $113,815,093


See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue: ACA -- ACA Financial Guaranty Corporation
AMBAC -- American  Municipal Bond Association  Corporation BIG -- Bond Investors
Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee
Insurance  Corporation FHA -- Federal Housing Authority FNMA -- Federal National
Mortgage  Association  FSA -- Financial  Security  Assurance  GNMA -- Government
National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(c) The following abbreviations may be in the portfolio descriptions:
A.M.T.  --   Alternative Minimum Tax -- As of Dec. 31, 1998, the value of securities subject to alternative minimum tax represented -- 11.14%
             of net assets.
B.A.N.  --   Bond Anticipation Note
C.P.    --   Commercial Paper
R.A.N.  --   Revenue Anticipation Note
T.A.N.  --   Tax Anticipation Note
T.R.A.N.--   Tax & Revenue Anticipation Note
V.R.    --   Variable Rate
V.R.D.B.--   Variable Rate Demand Bond
V.R.D.N.--   Variable Rate Demand Note

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1998. Inverse floaters in the aggregate represent 1.90% of the Fund's net assets as of Dec. 31, 1998.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                         Notional amount

Purchase contracts
Municipal Bonds March 1999                                    $4,000,000

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(g) At Dec. 31, 1998, the cost of securities for federal income tax purposes was approximately $102,964,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.......................................$10,882,000

Unrealized depreciation...........................................(31,000)

Net unrealized appreciation...................................$10,851,000




Investments in Securities

IDS Ohio Tax-Exempt Fund
Dec. 31, 1998 (Unaudited)
                                                         (Percentages represent
                                                           value of investments
                                                         compared to net assets)
Municipal bonds (96.2%)
Name of issuer and                                      Coupon       Principal        Value(a)
title of issue(b,c)                                       rate          amount

Akron Bath Copley Joint Township Hospital District
   Summa Hospital Revenue Bonds Series 1998A
      11-15-24                                            5.38%     $1,000,000       $954,930
 Barberton Limited Tax Various Purpose General
   Obligation Bonds 1st Series 1989
      12-01-09                                            7.35         700,000        738,948
 Bellefontaine Hospital Facility Refunding Revenue
   Bonds Mary Rutan Health Association of Logan
   County Series 1993
      12-01-13                                            6.00       1,000,000      1,040,630
 Buckeye Valley Local School District School
   Improvement Unlimited Tax General Obligation
   Bonds Series 1995A (MBIA Insured)
      12-01-20                                            5.25       1,000,000      1,017,760
 Butler County Hospital Facilities Improvement
   Refunding Revenue Bonds Fort Hamilton-Hughes
   Memorial Center Series 1991
      01-01-10                                            7.50       1,750,000      1,885,170
 Butler County Transportation Improvement District
   Highway Improvement Transit Revenue Bonds
   Series 1997A (FSA Insured)
      04-01-17                                            5.13       1,000,000      1,017,470
 Carroll Water & Sewer District Unlimited Tax
   General Obligation Bonds
      12-01-10                                            6.25         450,000        478,733
 Carroll Water & Sewer District Unlimited Tax
   General Obligation Bonds Water System
   Improvement
      12-01-10                                            6.25         955,000      1,021,869
 Celina Local School District Unlimited Tax General
   Obligation Bonds Series 1996 (FGIC Insured)
      12-01-20                                            5.25       1,000,000      1,017,760
 Clermont County Hospital Facilities Revenue Bonds
   Mercy Health System Province of Cincinnati
   Series 1989A (AMBAC Insured)
      09-01-19                                            7.50         750,000        794,909
 Cleveland Airport Systems Revenue Bonds
   Series 1990A (MBIA Insured) A.M.T.
      01-01-20                                            7.40         500,000        530,705
 Cleveland Waterworks Improvement 1st Mortgage
   Refunding Revenue Bonds Series F 1992B
   (AMBAC Insured)
      01-01-16                                            6.25       1,000,000(e)   1,082,550
 Coshocton County Solid Waste Disposal Refunding
   Revenue Bonds Stone Container Series 1992
      08-01-13                                            7.88       1,000,000      1,095,420
 Cuyahoga County Health Care Facilities Refunding
   Revenue Bonds Judson Retirement Community
   Series A
      11-15-18                                            7.25       1,000,000      1,093,280
   Cuyahoga County Hospital Improvement Revenue
   Bonds Mount Sinai Medical Center Series 1991
   (AMBAC Insured)
      11-15-21                                            6.63         600,000        659,904
 Cuyahoga County Hospital Improvement Revenue
   Bonds University Hospitals Health System
   Series 1992 (AMBAC Insured)
      01-15-11                                            6.50         500,000        541,410
 Cuyahoga County Hospital Refunding Revenue
   Bonds Cleveland Clinic Foundation Series 1992
      11-15-11                                            5.50       1,500,000      1,598,145
 Cuyahoga County Hospital Revenue Bonds Meridia
   Health Series 1991
      08-15-23                                            7.00       1,000,000      1,103,040
 Cuyahoga County Limited Tax General
   Obligation Bonds
      05-15-13                                            5.60         500,000        556,370
 Delaware County Sewer Improvement Limited Tax
   General Obligation Bonds
      12-01-15                                            5.25       1,000,000      1,027,380
 Dover Limited Tax Improvement General Obligation
   Bonds Municipal Sewer System
      12-01-09                                            7.10       1,000,000      1,052,540
 Elyria Limited Tax Improvement General Obligation
   Recreation Facilities Bonds
      12-01-09                                            7.10         715,000        753,574
 Erie County Hospital Improvement Refunding
   Revenue Bonds Firelands Community Hospital
      01-01-15                                            6.75       2,000,000(e)   2,171,760
 Franklin County Convention Facilities Authority
   Tax & Lease Revenue Anticipation Pre-refunded
   Bonds (MBIA Insured)
      12-01-19                                            7.00       1,500,000      1,629,300
 Franklin County Multi-family Housing Refunding
   Revenue Bonds Jefferson Chase Apartments
   Series 1998B A.M.T.
      11-01-35                                            6.40       1,000,000        999,890
 Franklin County Multi-family Housing Refunding
   Revenue Bonds West Bay Apartments A.M.T.
      12-01-25                                            6.38       1,000,000      1,016,210
 Hamilton County Sales Tax Revenue Bonds
   Hamilton County Football Series 1998A
   (MBIA Insured)
      12-01-17                                            4.75       1,000,000        976,900
 Highland Heights Limited Tax Improvement
   General Obligation Street Bonds
      12-01-08                                            7.75         400,000        409,420
 Hilliard County School District Unlimited Tax
   General Obligation Bonds Series A (FGIC Insured)
      12-01-20                                            5.00       1,000,000        997,320
 Lakota Local School District Butler County School
   Unlimited Tax Improvement Bonds
      12-01-12                                            7.00         500,000        517,805
 Lakota Local School District Unlimited Tax
   Improvement General Obligation Bonds
   (AMBAC Insured)
      12-01-14                                            6.25       2,000,000      2,273,619
 Lorain County Hospital Facilities Refunding
   Revenue Bonds EMH Regional Medical Center
   Series 1995 (AMBAC Insured)
      11-01-21                                            5.38       2,000,000      2,040,000
   Lorain County Independent Living & Hospital
   Facilities Refunding Revenue Bonds Elyria United
   Methodist Series 1996C
      06-01-22                                            6.88       1,000,000      1,100,320
 Marietta Sewer System Improvement Bonds
   (BIG Insured)
      11-01-07                                            7.50         190,000        193,498
 Marion County Health Care Facilities Improvement
   Refunding Revenue Bonds United Church Homes
   Series 1993
      11-15-10                                            6.38       1,000,000      1,058,810
 Marysville Sewer System 1st Mortgage Revenue Bonds
   Series 1988 (BIG Insured)
   A.M.T.
      02-15-08                                            7.85         400,000        402,072
 Marysville Water System Mortgage Revenue Bonds
   Series 1991 (MBIA Insured)
      12-01-21                                            7.05       1,000,000      1,104,210
 Montgomery County Health Facilities Refunding
   Revenue Bonds Friendship Village Dayton
   Series 1990A
      02-01-16                                            9.25       1,000,000      1,081,850
 Montgomery County Hospital Facilities Refunding
   Revenue & Improvement Bonds Ketter Medical
   Center Series 1996 (MBIA Insured)
      04-01-26                                            5.50       1,000,000      1,041,100
 Montgomery County Water Revenue Bonds Greater
   Moraine-Beavercreek District (FGIC Insured)
      11-15-17                                            6.25       1,000,000      1,098,700
 North Olmstead County General Obligation Bonds
   (AMBAC Insured)
      12-01-16                                            5.00       1,500,000      1,517,700
      12-01-21                                            5.00         200,000        198,374
 Oak Hills Local School District Unlimited Tax
   General Obligation Bonds Series 1997
   (MBIA Insured)
      12-01-25                                            5.13       1,000,000        999,230
 Orrville Electric System Refunding Revenue &
   Improvement Mortgage Bonds Series 1997
   (AMBAC Insured)
      12-01-17                                            5.10       1,000,000      1,014,090
 Pickerington Local School District Unlimited Tax
   General Obligation Pre-refunded Bonds
   (AMBAC Insured)
      12-01-13                                            7.00       1,000,000      1,086,200
 Rural Loraine County Water Authority Water
   Resource Improvement Pre-refunded Revenue
   Bonds Series 1991 (AMBAC Insured)
      10-01-11                                            7.00       1,000,000      1,097,250
 Southwest Local School District Hamilton & Butler
   Counties School Unlimited Tax Improvement Bonds
   (AMBAC Insured)
      12-01-10                                            7.65         475,000        508,535
 Stark County Health Care Facilities Refunding
   Revenue Bonds GNMA Rose Lane
      07-20-33                                            5.45         215,000        217,333
 State Air Quality Development Authority Refunding
   Revenue Bonds JMG Funding Limited Partnership
   (AMBAC Insured) A.M.T.
      04-01-29                                            6.38         500,000        555,270
   State Air Quality Development Authority Refunding
   Revenue Bonds Series 1994 (AMBAC Insured)
   A.M.T.
      01-01-29                                            6.38       2,000,000      2,221,079
 State Air Quality Development Authority Revenue
   Bonds Columbus & Southern Series A
   (FGIC Insured)
      12-01-20                                            6.38       1,000,000      1,094,450
 State Building Authority Local Jail Grant Bonds
      04-01-09                                            7.35         500,000        534,480
 State Building Authority State Facilities Pre-refunded
   Bonds Columbus State Office Building Series 1985C
      10-01-05                                            7.35       1,000,000      1,060,980
 State Department of Administrative Services
   Certificates of Participation Ohio Center Series 1998
   (AMBAC Insured)
      07-15-23                                            5.00         600,000        597,468
      07-15-28                                            5.00         550,000        547,465
 State Higher Educational Facilities Pre-refunded
   Revenue Bonds Oberlin College Series 1989
      10-01-14                                            7.38         500,000        525,655
 State Housing Finance Agency Mortgage Revenue
   Bonds Aristocrat South Board & Care Series 1991A
   (FHA Insured) A.M.T.
      08-01-31                                            7.30       1,500,000      1,585,290
 State Housing Finance Agency Single Family
   Mortgage Revenue Bonds Series 1990A
   (GNMA Insured) A.M.T.
      03-01-30                                            7.80         320,000        331,971
 State Housing Finance Agency Single Family
   Mortgage Revenue Bonds Series 1990C
   (GNMA Insured) A.M.T.
      09-01-21                                            7.85         580,000        613,623
 State Municipal Electric Generation Agency
   Revenue Bonds Joint Venture  5 (AMBAC Insured)
      02-15-24                                            5.38       2,000,000      2,045,360
 State Turnpike Revenue Bonds Series 1998B
   (FGIC Insured)
      02-15-28                                            4.75         800,000        762,384
 State Turnpike Revenue Bonds Series A
      02-15-24                                            5.75       1,000,000      1,101,900
 State Turnpike Revenue Bonds Series A
   (MBIA Insured)
      02-15-26                                            5.50       1,000,000      1,104,440
 State Valley School District School Improvement
   Unlimited Tax General Obligation Bonds Adams &
   Highland Counties Series 1995 (MBIA Insured)
      12-01-21                                            5.25       2,000,000      2,035,520
 State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      08-01-25                                            7.70       1,000,000      1,142,420
 State Water & Air Quality  Development  Authority
   Pollution  Control Refunding
   Revenue Bonds Toledo Edison Series 1994A A.M.T.
      10-01-23                                            8.00       1,000,000      1,139,520
 State Water & Air Quality Development Authority
   Water Development Refunding Revenue Bonds
   Pure Water (AMBAC Insured)
      12-01-18                                            5.50         750,000        778,688
   State Water & Air Quality Development Authority
   Solid Waste Disposal Revenue Bonds Northstar
   BHP Steel LLC-Cargill A.M.T.
      09-01-20                                            6.30         500,000(e)     549,605
 Sycamore Board of Education Community School
   District Hamilton County School Improvement Bonds
      12-01-09                                            6.50         500,000        515,560
 University of Cincinnati Certificates of Participation
   Student Recreation Center (MBIA Insured)
      06-01-24                                            5.13       1,000,000        999,250
 University of Cincinnati General Receipt
   Pre-refunded Bonds Series I-1
      06-01-10                                            7.10         750,000        777,345
 University of Toledo General Receipt College
   Revenue Bonds Series 1998 (FGIC Insured)
      06-01-20                                            4.75       1,000,000        962,230
 University of Toledo General Receipt Pre-refunded
   Bonds Series 1990 (MBIA Insured)
      06-01-20                                            7.13         500,000        535,795
 Warren County Various Purpose Limited Tax
   General Obligation Bonds Series 1992
      12-01-12                                            6.10         500,000        582,675
 Whitehall City School District Franklin County
   Unlimited Tax Improvement General Obligation
   Pre-refunded Revenue Bonds
      12-01-13                                            7.25         500,000        528,605
 Youngstown State University General Receipts
   College Revenue Bonds Series 1998
   (AMBAC Insured)
      12-15-16                                            4.75       1,000,000        983,370

 Total municipal bonds
 (Cost: $67,963,220)                                                              $74,026,391





 Municipal notes (2.5%)

 Cuyahoga County Hospital Revenue Bonds
   Cleveland Clinic V.R.
     01-01-26                                             5.00%    $1,400,000     $1,400,000
 State Air Quality Development Authority Revenue
   Bonds Cincinnati Gas & Electric V.R. Series 1985B
     12-01-15                                             5.20        100,000        100,000
 State Air Quality Development Authority Revenue
   Bonds Cincinnati Gas & Electric V.R. Series 1995A
     09-01-30                                             5.00        300,000        300,000
 State Air Quality Development Authority Revenue
   Bonds Cincinnati Gas & Electric V.R. Series 1995B
     04-01-28                                             5.00        100,000        100,000


 Total municipal notes
 (Cost: $1,900,000)                                                               $1,900,000


 Total investments in securities
 (Cost: $69,863,220)(f)                                                          $75,926,391


See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue: ACA -- ACA Financial Guaranty Corporation
AMBAC -- American  Municipal Bond Association  Corporation BIG -- Bond Investors
Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee
Insurance  Corporation FHA -- Federal Housing Authority FNMA -- Federal National
Mortgage  Association  FSA -- Financial  Security  Assurance  GNMA -- Government
National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:
A.M.T.  --   Alternative Minimum Tax -- As of Dec. 31, 1998, the value of securities subject to alternative minimum tax represented 12.93%
             of net assets.
B.A.N.  --   Bond Anticipation Note
C.P.    --   Commercial Paper
R.A.N.  --   Revenue Anticipation Note
T.A.N.  --   Tax Anticipation Note
T.R.A.N.--   Tax & Revenue Anticipation Note
V.R.    --   Variable Rate
V.R.D.B.--   Variable Rate Demand Bond
V.R.D.N.--   Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                          Notional amount

Purchase contracts

Municipal Bonds March 1999                                     $1,500,000

(f) At Dec. 31, 1998, the cost of securities for federal income tax purposes was
approximately   $69,863,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation........................................$6,074,000

Unrealized depreciation................ ..........................(11,000)

Net unrealized appreciation....................................$6,063,000



     Board Members and Officers

         Independent board members and officers

     Chairman of
     the board

     William R. Pearce* Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).

     H. Brewster Atwater, Jr.
     Retired chairman and chief executive officer, General Mills, Inc.

     Arne H. Carlson
     Former two-term governor for Minnesota

     Lynne V. Cheney
     Distinguished fellow, American Enterprise Institute for
     Public Policy Research.

     Heinz F. Hutter
     Retired president and chief operating officer, Cargill, Inc.

     Anne P. Jones
     Attorney and telecommunications consultant.

     Alan K. Simpson
     Former United States senator for Wyoming.

     Edson W. Spencer
     Retired chairman and chief executive officer, Honeywell, Inc.

     Wheelock Whitney
     Chairman, Whitney Management Company.

     C. Angus Wurtele
     Chairman of the board, The Valspar Corporation.


         Officer

     Vice president,
     general counsel
     and secretary

     Leslie L. Ogg*
     President, treasurer and corporate secretary of Board Services
     Corporation.


         Board members and officers associated with AEFC

     President

     John R. Thomas*
     Senior vice president, AEFC.

     William H. Dudley*
     Senior  advisor to the chief  executive  officer,  AEFC.

     David R.  Hubers*
     President and chief executive officer, AEFC.


        Officers associated with AEFC

       Vice president

     Peter J. Anderson*
     Senior vice president, AEFC.

       Treasurer

     Stuart A. Sedlacek
     Senior vice president and chief financial officer, AEFC.




  *Interested person as defined by the Investment Company Act of 1940.

American Express
Financial Advisors
Telephone Transaction
Service

Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements

  National/Minnesota:
        800-437-3133

  Mpls./St. Paul area:
        612-671-3800


American Express
Client Service
Corporation

Fund performance, objectives and account inquiries

        800-862-7919


TTY Service

For the hearing impaired

        800-846-4852



American Express
Financial Advisors

Automated  account  information   (TouchTone telephones only),  including
current  Fund  prices  and  performance,   account  values  and  recent  account
transactions

        800-862-7919

IDS State Tax-Exempt Funds
              IDS Tower 10
Minneapolis, MN 55440-0010
            S-6329 M (2/99)